SUPPLEMENT TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS
                              DATED MARCH 1, 2003

                                 CLASS J SHARES


DATED SEPTEMBER 29, 2003

LARGECAP S&P 500 INDEX FUND
MIDCAP S&P 400 INDEX FUND
SMALLCAP S&P 600 INDEX FUND

 Effective on October 1, 2003, day-to-day portfolio management of the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds is performed by an investment management team at Principal Global Investors, LLC.
  The team is coordinated by Dirk Laschansky.


   DIRK LASCHANZKY, CFA. As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


The following is added to the section GENERAL INFORMATION ABOUT A FUND ACCOUNT which starts on page 130 of the prospectus.

 PROCEDURES FOR OPENING AN ACCOUNT
 To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.


 If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.




   FV 208 S-11

                         PRINCIPAL INVESTORS FUND, INC.



                                  CLASS J


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



               The date of this Prospectus is March 1, 2003.


As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS



Fund Descriptions.......................................................6

 Stable Funds
  Capital Preservation Fund.............................................8

  High Quality Short-Term Bond Fund.....................................12

  Money Market Fund.....................................................14


 Conservative Funds
  Bond & Mortgage Securities Fund.......................................16

  Government Securities Fund............................................18

  High Quality Intermediate-Term Bond Fund..............................20

  High Quality Long-Term Bond Fund......................................22


 Moderate Funds
  Balanced Fund.........................................................24

  LargeCap Growth Fund..................................................26

  LargeCap S&P 500 Index Fund...........................................28

  LargeCap Value Fund...................................................30

  MidCap Value Fund.....................................................32

  Partners LargeCap Blend Fund..........................................34


  Partners LargeCap Blend Fund I........................................36

  Partners LargeCap Growth Fund.........................................38


  Partners LargeCap Growth Fund I.......................................40

  Partners LargeCap Growth Fund II......................................42

  Partners LargeCap Value Fund..........................................44

  Partners MidCap Value Fund............................................46


 Aggressive Funds
  MidCap Blend Fund.....................................................48

  MidCap Growth Fund....................................................50

  MidCap S&P 400 Index Fund.............................................52

  Partners MidCap Blend Fund............................................54

  Partners MidCap Growth Fund...........................................56

  Partners SmallCap Growth Fund I.......................................58

  Partners SmallCap Growth Fund II......................................60

  Partners SmallCap Value Fund..........................................62

  Real Estate Fund......................................................64

  SmallCap Blend Fund...................................................66

  SmallCap Growth Fund..................................................68

  SmallCap S&P 600 Index Fund...........................................70

  SmallCap Value Fund...................................................72

 Dynamic Funds
  International Emerging Markets Fund...................................74

  International Fund I..................................................76

  International Fund II.................................................78

  International SmallCap Fund...........................................80

 Principal LifeTime Funds
  Principal LifeTime 2010 Fund..........................................82

  Principal LifeTime 2020 Fund..........................................86

  Principal LifeTime 2030 Fund..........................................90

  Principal LifeTime 2040 Fund..........................................94

  Principal LifeTime 2050 Fund..........................................98

  Principal LifeTime Strategic Income Fund..............................102


General Information

 The Costs of Investing................................................. 104

 Certain Investment Strategies and Related Risks........................ 105

 Management, Organization and Capital Structure......................... 110

 Pricing of Fund Shares................................................. 122

 Purchase of Fund Shares................................................ 123

 How to Redeem (Sell) Shares............................................ 125

 How to Exchange Shares Among Principal Investors Funds................. 127

 Dividends and Distributions............................................ 129

 General Information About a Fund Account............................... 130

 Financial Highlights................................................... 131

Appendix A..............................................................153

Additional Information..................................................166

The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:


STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

PRINCIPAL LIFETIME
The Principal LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each Principal LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The Principal LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other Principal LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
   For example: The Principal LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The Principal LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.



The Sub-Advisors are:
.. Alliance Capital Management L.P. through its Bernstein Investment Research and
  Management unit ("Bernstein")
.. American Century Investment Management, Inc. ("American Century")
.. Ark Asset Management Co., Inc. ("Ark Asset")
.. Federated Investment Management Company ("Federated")
.. Goldman Sachs Assets Management ("GSAM")
.. Morgan Stanley Investment Management Inc. doing business as Morgan Stanley
  Asset Management ("MSAM")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Capital Real Estate Investors, LLC ("Principal Capital - REI")*
.. Putnam Investment Management, LLC ("Putnam")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (New York) Inc. ("UBS Global AM")
.. Wellington Management Company, LLP ("Wellington Management")

  * Principal Management Corporation, Principal, Principal Capital - REI, Princor and Principal Life are members of the Principal Financial Group/(R)/.



CLASS J SHARES
Class J shares of each of these Funds are available through this Prospectus. This class is currently available only through registered representatives of:
.. Princor Financial Services Corporation ("Princor")* who are also employees of
  Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
.. Princor selling Class J shares as a result of certain plan or contract terminations; and
.. selected broker/dealers selling Class J shares in conjunction with the Principal Income IRA.

Class J shares are offered only:
.. to individuals (and his/her spouse) who receive lump sum distributions from terminating retirement or employee welfare benefit plans or contracts sponsored by Principal Life; and
.. to customers of Principal Connection.

Class J shares of the Capital Preservation Fund are offered only to fund an Individual Retirement Account (IRA), Simplified Employee Pension ("SEP") plan and Savings Incentive Match Plan for Employees ("SIMPLE").


For more information about Class J shares of the Funds, please call the Connection at 1-800-247-8000, extension 411.


In the description for each Fund, there is important information about the
Fund's:



MAIN STRATEGIES AND RISKS

These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.



INVESTMENT RESULTS

A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:

.. a broad based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yield for the Money Market Fund.



FEES AND EXPENSES

The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets) and are shown as of the end of the most recent fiscal year. A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in a Fund for the time periods indicated. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown.



NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.


MAIN STRATEGIES

The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:
.. a constant net asset value per share, and .. a rate of return that is higher than most money market mutual funds.
However, there is no guarantee that either of these goals will be achieved.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if not rated, in the opinion of the Sub-Advisor, Principal, are of comparable quality. In the event that a particular security is downgraded after purchase, Principal will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.


The rest of the Fund's assets are invested in: cash or other liquid assets; futures contracts; repurchase agreements; swap agreements; options; when-issued securities; delayed delivery securities; and wrapper agreements. Principal may also use certain financing techniques such as reverse repurchase agreements. Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


MAIN RISKS
All fixed-income securities have certain risks:
.. credit risk - the possibility that the issuer does not make timely payments of principle or interest;
.. interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and

.. income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. Principal attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.


A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is: purchase price of the assets plus interest on those assets at a crediting rate specified in the wrapper agreement less an adjustment for impaired investments.


The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:
.. an issuer of a portfolio security defaults on payment of principal or interest;
.. the issuer of a wrapper agreement defaults on its obligations;
.. the Fund is not able to obtain a wrapper agreement for all assets it owns; or .. the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.

Any of these circumstances could result in a decline in the net asset value of a share of the Fund. Principal may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.


The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



INVESTOR PROFILE

The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.

Investors should consider their investment objective and tolerance for risk when making an investment decision. A plan offering investments in the Fund must impose certain restrictions on the ability of a plan participant to exchange shares for similar investment options.



The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

 LOGO

2002    3.12


                              The Fund's highest/lowest quarterly returns
                              during this time period were:
                               HIGHEST Q3 '01  0.89%
                               LOWEST  Q4 '02  0.71%


 Year-to-date return as of December 31, 2002 for Class J is 3.12%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)             2.12           N/A           N/A            3.28
     (AFTER TAXES ON
     DISTRIBUTIONS)....     0.90           N/A           N/A            1.99
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     1.29           N/A           N/A            1.99
 Lehman Brothers Mutual
 Fund U.S. Govt. 1-3
 Year Index............     6.28          6.63          6.17
 Morningstar Short-Term
 Bond Category.........     5.24          5.75          5.78
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES**

                                             CLASS J
 Management Fees....................          0.52
 12b-1 Fees.........................          0.50
 Wrapper Agreement Premiums*........          0.12
 Other Expenses.....................          0.73
                                              ----
       TOTAL FUND OPERATING EXPENSES          1.87

 *The Manager has contractually agreed to reimburse the Fund for wrapper agreement premium expenses to the extent such premium expenses exceed, on an annualized basis, 0.08% of the Fund's average daily net assets. Such reimbursement will not exceed, on an annualized basis, 0.04% of the Fund's average daily net assets.
 *
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.60%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                                 1        3          5         10       1        3          5         10
 CLASS J                    $293     $588     $1,011     $2,190       $190     $588     $1,011     $2,190



HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS

The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid.


The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    6.77


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q3 '01  3.72%
                              LOWEST  Q4 '01 -1.25%


Year-to-date return as of December 31, 2002 for Class J is 6.77%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)             5.77           N/A           N/A            5.84
     (AFTER TAXES ON
     DISTRIBUTIONS)....     4.36           N/A           N/A            3.98
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     3.51           N/A           N/A            3.74
 Lehman Brothers Mutual
 Fund 1-5 Gov't./Credit
 Index ................     8.12          7.12          6.62
 Morningstar Short-Term
 Bond Category.........     5.24          5.75          5.78
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.86
                                              ----
       TOTAL FUND OPERATING EXPENSES          1.76

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.40%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                                 1        3          5         10       1        3          5         10
 CLASS J                    $282     $554     $954      $2,073        $179     $554     $954       $2,073

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    0.53


                                TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                                1-800-547-7754


Year-to-date return as of December 31, 2002 for Class J is 0.53%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...............     -0.47         N/A            N/A             1.55
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.40
 12b-1 Fees........................          0.50
 Other Expenses....................          0.49
                                             ----
      TOTAL FUND OPERATING EXPENSES          1.39


*    The Manager has  voluntarily  agreed to limit the Fund's  expenses  and, if necessary,  pay  expenses  normally  payable by the Fund through the period ending  February 29, 2004. The expense limit will maintain a total level of
     operating   expenses   (expressed  as  a  percent  of  average  net  assets
     attributable to Class J shares on an annualized basis) not to exceed 1.35%.
     In addition,  the Manager has voluntarily agreed to limit the expenses paid by the Class J shares of the Fund and pay expenses  normally payable by the
     Class J  shares  through  the  period  ending  July 31, 2004 to the  extent necessary  to assure that the net asset value of the Fund's  Class J shares does not fall to less than one dollar.





 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                                 1        3          5         10       1        3          5         10
 CLASS J                    $245     $440     $761     $1,669          $142    $440     $761     $1,669

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or
  Federal Government) or the United Kingdom payable in U.S. dollars.
The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS

The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.



Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    8.22


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q3 '02  4.03%
                              LOWEST  Q4 '01 -0.69%


Year-to-date return as of December 31, 2002 for Class J is 8.22%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)              7.22          N/A           N/A            6.57
     (AFTER TAXES ON
     DISTRIBUTIONS)....      5.67          N/A           N/A            4.78
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      4.39          N/A           N/A            4.36
 Lehman Brothers
 Aggregate Bond Index .     10.26         7.54          7.51
 Morningstar
 Intermediate-Term Bond
 Category .............      7.88         6.20          6.69
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees...................           0.55
 12b-1 Fees........................           0.50
 Other Expenses....................           0.75
                                              ----
       TOTAL FUND OPERATING EXPENSES          1.80

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.40%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                                 1        3          5         10       1        3          5         10
 CLASS J                    $286     $566     $975       $2,116       $183     $566     $975       $2,116

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.



The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    7.75


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q3 '01  3.93%
                              LOWEST  Q4 '01 -0.50%


Year-to-date return as of December 31, 2002 for Class J is 7.75%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)             6.75           N/A           N/A            6.54
     (AFTER TAXES ON
     DISTRIBUTIONS)....     5.05           N/A           N/A            4.73
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     4.11           N/A           N/A            4.34
 Lehman Brothers
 Mortgage Backed
 Securities Index......     8.75          7.34          7.27
 Morningstar
 Intermediate
 Government Category...     9.07          6.53          6.49
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.77
                                              ----
       TOTAL FUND OPERATING EXPENSES          1.67

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.40%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                                 1        3          5         10       1        3          5         10
 CLASS J                    $273     $526     $907       $1,976       $170     $526     $907       $1,976

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS

The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    8.71


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q3 '02  4.46%
                              LOWEST  Q4 '01 -0.74%


Year-to-date return as of December 31, 2002 for Class J is 8.71%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)              7.71          N/A           N/A            6.91
     (AFTER TAXES ON
     DISTRIBUTIONS)....      5.99          N/A           N/A            4.89
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      4.68          N/A           N/A            4.52
 Lehman Brothers
 Aggregate Bond Index .     10.26         7.54          7.51
 Morningstar
 Intermediate-Term Bond
 Category .............      7.88         6.20          6.69
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          1.10
                                              ----
       TOTAL FUND OPERATING EXPENSES          2.00

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.40%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                                 1        3          5         10       1        3          5         10
 CLASS J                    $306     $627     $1,078     $2,327       $203     $627     $1,078     $2,327

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS

The average portfolio duration of the Fund normally is greater than six years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    10.24


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q3 '02  5.91%
                              LOWEST  Q1 '02  -0.97%


Year-to-date return as of December 31, 2002 for Class J is 10.24%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)              9.24          N/A           N/A            7.25
     (AFTER TAXES ON
     DISTRIBUTIONS)....      7.41          N/A           N/A            5.16
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      5.61          N/A           N/A            4.75
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index............     14.81         8.10          9.03
 Morningstar Long-Term
 Bond Category.........      8.60         5.89          6.97
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          1.43
                                              ----
       TOTAL FUND OPERATING EXPENSES          2.33

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.40%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                                 1        3          5         10       1        3          5         10
 CLASS J                    $339     $727     $1,245     $2,666       $236     $727     $1,245     $2,666

BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

MAIN STRATEGIES

The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

In making its selection of common stocks, the Sub-Advisor, Principal, looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Principal buys stocks with the objective of long-term capital appreciation. From time to time, Principal purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Principal may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.


Fixed-income securities are purchased to generate income and for capital appreciation purposes when Principal thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.



MAIN RISKS

The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the Fund invests in both stocks and bonds, the Fund may under-perform stock funds when stocks are in favor and under-perform bond funds when bonds are in favor. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -12.94


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   5.46%
                              LOWEST  Q3 '02  -9.74%


Year-to-date return as of December 31, 2002 for Class J is -12.94%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)            -13.80          N/A           N/A           -8.42
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -14.21          N/A           N/A           -8.92
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -8.47          N/A           N/A           -6.91
 S&P 500 Index ........    -22.11        -0.59          9.34
 Lehman Brothers
 Aggregate Bond Index .     10.26         7.54          7.51
 Morningstar Domestic
 Hybrid Category.......     -9.67         1.49          7.04
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.50
 12b-1 Fees.........................          0.50
 Other Expenses.....................          1.10
                                              ----
       TOTAL FUND OPERATING EXPENSES          2.10

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $316     $658     $1,129     $2,431       $213     $658     $1,129     $2,431

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


Principal places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -28.97


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   13.49%
                              LOWEST  Q3 '01  -18.77%


Year-to-date return as of December 31, 2002 for Class J is -28.97%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........    -29.68          N/A           N/A            -22.77
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -29.68          N/A           N/A            -22.77
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -18.23          N/A           N/A            -17.79
 Russell 1000 Growth
 Index ................    -27.88        -3.84          6.70
 Morningstar Large
 Growth Category.......    -27.73        -2.72          6.22
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.55
 12b-1 Fees........................          0.50
 Other Expenses....................          1.42
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.47

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.65%.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $353     $770     $1,316     $2,806       $250     $770     $1,316     $2,806

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.



MAIN RISKS

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -22.97


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   10.02%
                              LOWEST  Q3 '02  -17.49%


Year-to-date return as of December 31, 2002 for Class J is -22.97%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........    -23.74          N/A           N/A            -16.83
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -23.81          N/A           N/A            -16.90
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -14.57          N/A           N/A            -13.27
 S&P 500 Index ........    -22.11        -0.59          9.34
 Morningstar Large
 Blend Category........    -22.02        -1.47          7.85
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.15
 12b-1 Fees........................          0.50
 Other Expenses....................          0.79
                                             ----
      TOTAL FUND OPERATING EXPENSES          1.44

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.20%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $250     $456     $787       $1,724       $147     $456     $787       $1,724

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -13.72


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01    6.55%
                              LOWEST  Q3 '02  -15.25%


Year-to-date return as of December 31, 2002 for Class J is -13.72%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........    -14.58          N/A            N/A           -10.02
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -14.61          N/A            N/A           -10.06
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -8.95          N/A            N/A            -7.96
 Russell 1000 Value
 Index ................    -15.52         1.16          10.80
 Morningstar Large
 Value Category........    -18.92        -0.54           8.63
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.45
 12b-1 Fees........................          0.50
 Other Expenses....................          1.73
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.68

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.65%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $373     $832     $1,420     $3,012       $271     $832     $1,420     $3,012

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 2002   -8.95

                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   10.95%
                              LOWEST  Q3 '02  -12.89%


Year-to-date return as of December 31, 2002 for Class J is -8.95%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             -9.85          N/A            N/A           -2.63
     (AFTER TAXES ON
     DISTRIBUTIONS)....     -9.92          N/A            N/A           -3.20
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -6.05          N/A            N/A           -2.36
 Russell Midcap Value
 Index ................     -9.65         2.95          11.05
 Morningstar Mid-Cap
 Value Category........    -12.91         3.17          10.26
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.65
 12b-1 Fees........................          0.50
 Other Expenses....................          1.01
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.16

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $322     $676     $1,159     $2,493       $219     $676     $1,159     $2,493

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor, Federated, believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.


In selecting securities for investment, Federated looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.


Using its own quantitative process, Federated rates the future performance potential of companies. It evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk that is the possibility that a certain sector may under-perform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 2002   -17.17

                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01    8.22%
                              LOWEST  Q3 '02  -15.63%


Year-to-date return as of December 31, 2002 for Class J is -17.17%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)            -18.00          N/A           N/A            -12.31
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -18.00          N/A           N/A            -12.31
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -11.05          N/A           N/A             -9.73
 S&P 500 Index ........    -22.11        -0.59          9.34
 Morningstar Large
 Blend Category........    -22.02        -1.47          7.85
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          1.57
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.82

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $387     $874     $1,489     $3,147       $285     $874     $1,489     $3,147

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital.


The Manager has selected GSAM and Wellington Management as Sub-Advisors to the Fund. Though the percentages are not fixed, GSAM manages approximately 70% of the Fund's assets and Wellington Management approximately 30% of the Fund's assets.



MAIN STRATEGIES

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, Goldman Sachs applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.



GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the bench mark while underweighting stocks that it believes will lag the Index. Goldman Sachs seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including GDP growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months,


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high earnings growth potential, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

GSAM and Wellington Management became Sub-Advisors to the Fund on December 16, 2002

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.





 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2002   -25.65


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01    8.23%
                              LOWEST  Q3 '02  -17.73%


Year-to-date return as of December 31, 2002 for Class J is -25.65%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........    -26.39          N/A           N/A            -19.61
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -26.43          N/A           N/A            -19.65
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -16.20          N/A           N/A            -15.41
 S&P 500 Index ........    -22.11        -0.59          9.34
 Morningstar Large
 Blend Category........    -22.02        -1.47          7.85
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.45
 12b-1 Fees........................          0.50
 Other Expenses....................          0.86
                                             ----
      TOTAL FUND OPERATING EXPENSES          1.81

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $287     $569     $980       $2,127       $184     $569     $980       $2,127


 :

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that the Sub-Advisor, Putnam, believes are fast-growing and whose earning are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. Putnam invests mainly in large companies, although investments can be made in companies of any size

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including ADRs, at the time of purchase.


In selecting securities for investment, Putnam considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earning, cash flows and dividends when deciding whether to buy or sell stocks for the Fund.



MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market conditions. In the short-term, stock prices fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Any investment carries with it some level or risk that generally reflects its potential for reward. The main risks that could adversely affect the Fund's value and total return on investment are as follows:
.. The risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance including both general financial market conditions and factors related to a specific company or industry.
.. The risk that movements in financial markets will adversely affect the price of the Fund's investments, regardless of how well the companies in which Putnam invests perform. The market as a whole may not favor the types of investments made.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.



In addition to the main investment strategies described above, Putnam may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the SAI.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.

As the inception date of the Fund is December 30, 2002, no historical performance data is available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                               CLASS J
 Management Fees.......................         1.00%
 12b-1 Fees............................         0.50
 Other Expenses........................         2.03
                                                ----
          TOTAL FUND OPERATING EXPENSES         3.53%
  The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $457     $1,083   $1,831     $3,801       $356     $1,083   $1,831     $3,801

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Fund invests primarily in companies with market capitalizations of $10 billion or more that the Sub-Advisor, MSAM, believes exhibit strong earnings and cash flow growth. MSAM emphasizes individual security selection under normal circumstances. The Fund invests at least 80% of its assets in equity securities. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets.

MSAM focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. MSAM studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.


MSAM considers selling a portfolio holding when it determines the holding no longer meets its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -28.41


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   12.66%
                              LOWEST  Q3 '02  -17.00%


Year-to-date return as of December 31, 2002 for Class J is -28.41%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)            -29.12          N/A           N/A            -20.30
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -29.12          N/A           N/A            -20.30
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -17.88          N/A           N/A            -15.92
Russell 1000 Growth Index(1)-27.88       -3.84          6.70
 S&P 500 Index ........    -22.11        -0.59          9.34
 Morningstar Large
 Growth Category.......    -27.73        -2.72          6.22
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.
(1)  This  index  is now the  benchmark  against  which  the Fund  measures  its performance. The Manager and portfolio manager believe it better represents the universe of  investment  choices open to the Fund under its  investment philosophy. The index formerly used is also shown.



FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          1.65
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.90

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $395     $898     $1,528     $3,223       $293     $898     $1,528     $3,223

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.


The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.


Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.




INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


2002     -26.61

                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   14.27%
                              LOWEST  Q3 '02  -16.52%


Year-to-date return as of December 31, 2002 for Class J is -26.61%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)            -27.34          N/A           N/A            -18.28
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -27.34          N/A           N/A            -18.28
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -16.79          N/A           N/A            -14.36
 Russell 1000 Growth
 Index ................    -27.88        -3.84          6.70
 Morningstar Large
 Growth Category.......    -27.73        -2.72          6.22
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          1.99
                                             ----
      TOTAL FUND OPERATING EXPENSES          3.49

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $453     $1,071   $1,812     $3,765       $352     $1,071   $1,812     $3,765

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.


Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -14.37


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '02  10.43%
                              LOWEST  Q3 '02 -18.69%


Year-to-date return as of December 31, 2002 for Class J is -14.37%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J(BEFORE TAXES).    -15.23          N/A            N/A           -5.94
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -15.25          N/A            N/A           -6.03
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -9.35          N/A            N/A           -4.77
 Russell 1000 Value
 Index ................    -15.52         1.16          10.80
 Morningstar Large
 Value Category.......     -18.92        -0.54           8.63
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees..................           0.80
 12b-1 Fees.......................           0.50
 Other Expenses...................           1.46
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.76

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $381     $856     $1,459     $3,090       $279     $856     $1,459     $3,090

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2002   -10.75


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01    9.92%
                              LOWEST  Q3 '02  -14.59%


Year-to-date return as of December 31, 2002 for Class J is -10.75%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)            -11.64          N/A            N/A           -4.81
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -11.64          N/A            N/A           -4.81
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -7.15          N/A            N/A           -3.83
 Russell Midcap Value
 Index ................     -9.65         2.95          11.05
 Morningstar Mid-Cap
 Value Category........    -12.91         3.17          10.26
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          1.60
                                             ----
      TOTAL FUND OPERATING EXPENSES          3.10

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $415     $957     $1,625     $3,411       $313     $957     $1,625     $3,411

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -9.30


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  9.23%
                              LOWEST  Q3 '01 -10.76%


Year-to-date return as of December 31, 2002 for Class J is -9.30%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........    -10.21          N/A           N/A            -4.71
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -10.22          N/A           N/A            -4.72
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -6.27          N/A           N/A            -3.76
 Russell Midcap Index .    -16.19         2.19          9.91
 Morningstar Mid-Cap
 Blend Category........    -17.08         2.75          9.79
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.65
 12b-1 Fees........................          0.50
 Other Expenses....................          1.12
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.27

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $333     $709     $1,215     $2,605       $230     $709     $1,215     $2,605

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2002   -41.07


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  35.48%
                              LOWEST  Q3 '01 -36.65%


Year-to-date return as of December 31, 2002 for Class J is -41.07%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........    -41.66          N/A           N/A            -31.12
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -41.66          N/A           N/A            -31.12
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -25.58          N/A           N/A            -24.05
 Russell Midcap Growth
 Index ................    -27.40        -1.82          6.70
 Morningstar Mid-Cap
 Growth Category.......    -27.53        -1.09          6.54
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.65
 12b-1 Fees........................          0.50
 Other Expenses....................          1.72
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.87

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.85%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $392     $889     $1,513     $3,195       $290     $889     $1,513     $3,195

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.



MAIN RISKS

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -16.07


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   17.50%
                              LOWEST  Q3 '02  -16.87%


Year-to-date return as of December 31, 2002 for Class J is -16.07%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)            -16.91          N/A            N/A           -7.82
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -16.91          N/A            N/A           -7.94
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -10.39          N/A            N/A           -6.26
 S&P MidCap 400 Index .    -14.53         6.40          11.95
 Morningstar Mid-Cap
 Blend Category........    -17.08         2.75           9.79
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.15
 12b-1 Fees........................          0.50
 Other Expenses....................          1.33
                                             ----
      TOTAL FUND OPERATING EXPENSES          1.98

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.30%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $304     $621     $1,068     $2,306       $201     $621     $1,068     $2,306

PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index) at the time of purchase. Market capitalization is defined as total market value of a company's outstanding stock.

MSAM, the Sub-Advisor, employs a strategy that uses a multi-factor approach to construct portfolios. This approach allows MSAM to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. MSAM seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, MSAM considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.


Value Investing - MSAM analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. MSAM determines value using a variety of measures, including stock price/earnings and stock price/sales ratios. Value stocks generally pay dividends, but MSAM may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, MSAM considers factors such as high valuation relative to other investment opportunities.


Growth Investing - MSAM focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, MSAM emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, MSAM considers factors such as deteriorating short or long-term earnings growth projections.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2002   -28.85


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  19.05%
                              LOWEST  Q3 '01 -20.31%


Year-to-date return as of December 31, 2002 for Class J is -28.85%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)            -29.56          N/A            N/A           -17.79
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -29.56          N/A            N/A           -17.79
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -18.15          N/A            N/A           -13.99
 S&P MidCap 400 Index .    -14.53         6.40          11.95
 Morningstar Mid-Cap
 Blend Category........    -17.08         2.75           9.79
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          1.71
                                             ----
      TOTAL FUND OPERATING EXPENSES          3.21

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $426     $989     $1,678     $3,512       $324     $989     $1,678     $3,512

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -32.51


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  24.74%
                              LOWEST  Q3 '01 -31.53%


Year-to-date return as of December 31, 2002 for Class J is -32.51%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........    -33.18          N/A           N/A            -25.01
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -33.18          N/A           N/A            -25.01
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -20.37          N/A           N/A            -19.49
 Russell Midcap Growth
 Index ................    -27.40        -1.82          6.70
 Morningstar Mid-Cap
 Growth Category.......    -27.53        -1.09          6.54
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          2.34
                                             ----
      TOTAL FUND OPERATING EXPENSES          3.84

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $487     $1,172   $1,976     $4,070       $386     $1,172   $1,976     $4,070

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index at the time of purchase). The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Neuberger Berman analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Neuberger Berman follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may under perform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may under perform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -41.11


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  27.02%
                              LOWEST  Q3 '01 -26.73%


Year-to-date return as of December 31, 2002 for Class J is -41.11%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)            -41.69          N/A           N/A            -24.71
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -41.69          N/A           N/A            -24.71
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -25.60          N/A           N/A            -19.26
 Russell 2000 Growth
 Index ................    -30.25        -6.58          2.63
 Morningstar Small
 Growth Category.......    -28.42        -1.10          6.25
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.10
 12b-1 Fees........................          0.50
 Other Expenses....................          4.11
                                             ----
      TOTAL FUND OPERATING EXPENSES          5.71

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.05%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $668     $1,695   $2,805     $5,511       $569     $1,695   $2,805     $5,511

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index at the time of purchase). Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM, the Sub-Advisor, seeks to invest in companies with strong business franchises and attractive competitive positions that generate rapidly rising earnings (or profits). In the overall small capitalization universe, UBS Global AM targets companies with earnings growth in the top 40%. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


UBS Global AM may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -25.31


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  29.53%
                              LOWEST  Q3 '01 -31.26%


Year-to-date return as of December 31, 2002 for Class J is -25.31%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                    PAST 1 YEAR        PAST 5 YEARS        PAST 10 YEARS          LIFE OF FUND*
 CLASS J...........................
 (BEFORE TAXES)                                       -26.06                N/A                 N/A                  -18.65
     (AFTER TAXES ON DISTRIBUTIONS)............       -26.06                N/A                 N/A                  -18.65
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................       -16.00                N/A                 N/A                  -14.65
 S&P SmallCap 600/Barra Growth Index ..........       -15.36               0.57                 N/A
 Russell 2000 Growth Index/(1)/ ...............       -30.25              -6.58                2.63
 Morningstar Small Growth Category ............       -28.42              -1.10                6.25
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          4.16
                                             ----
      TOTAL FUND OPERATING EXPENSES          5.66

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.05%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $663     $1,681   $2,784     $5,477       $564     $1,681   $2,784     $5,477

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.



Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -11.11


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   18.64%
                              LOWEST  Q3 '02  -21.07%


Year-to-date return as of December 31, 2002 for Class J is -11.11%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)            -11.99          N/A            N/A            1.07
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -12.19          N/A            N/A            0.66
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -7.24          N/A            N/A            0.71
 Russell 2000 Value
 Index ................    -11.42         2.71          10.85
 Morningstar Small
 Value Category........    -10.25         2.86          10.28
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          1.32
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.82

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $387     $874     $1,489     $3,147       $285     $874     $1,489     $3,147

Effective immediately, Fund shares may be purchased only by current shareholders for existing accounts. Current shareholders may exercise exchange privileges as described in the Fund's prospectus to exchange shares for shares of other Principal Investors Funds. Such an exchange would be a taxable transaction, unless such shares are within an IRA, 403(b) or other tax-qualified plan.



REAL ESTATE FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.


Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal Capital - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.



MAIN RISKS
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. are dependent upon management skills and might not be diversified;
.. are subject to cash flow dependency and defaults by borrowers; and .. could fail to qualify for tax-free pass-through of income under the Internal
  Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

INVESTOR PROFILE

The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    6.87


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '01  10.24%
                              LOWEST  Q3 '02  -6.68%


Year-to-date return as of December 31, 2002 for Class J is 6.87%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             5.87           N/A           N/A             9.77
     (AFTER TAXES ON
     DISTRIBUTIONS)....     5.03           N/A           N/A             8.67
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     3.60           N/A           N/A             7.32
 Morgan Stanley REIT
 Index ................     3.64          3.30           N/A
 Morningstar Specialty
 - Real Estate Category     4.10          2.99          8.86
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.85
 12b-1 Fees........................          0.50
 Other Expenses....................          1.05
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.40

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.90%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $346     $748     $1,280     $2,736       $243     $748     $1,280     $2,736

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -17.85


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   17.99%
                              LOWEST  Q3 '02  -16.33%


Year-to-date return as of December 31, 2002 for Class J is -17.85%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)            -18.68          N/A           N/A            -4.60
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -18.68          N/A           N/A            -4.63
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -11.47          N/A           N/A            -3.67
 Russell 2000 Index ...    -20.48        -1.36          7.15
 Morningstar Small
 Blend Category........    -16.17         2.10          7.97
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          0.96
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.21

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $327     $691     $1,185     $2,544       $224     $691     $1,185     $2,544

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -39.83


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  33.36%
                              LOWEST  Q3 '01 -33.20%


Year-to-date return as of December 31, 2002 for Class J is -39.83%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)            -40.43          N/A           N/A            -25.28
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -40.43          N/A           N/A            -25.94
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -24.83          N/A           N/A            -19.88
 Russell 2000 Growth
 Index ................    -30.25        -6.58          2.63
 Morningstar Small
 Growth Category.......    -28.42        -1.10          6.25
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          1.71
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.96

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.90%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $401     $915     $1,557     $3,280       $299     $915     $1,557     $3,280

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.



MAIN RISKS

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -15.75


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   20.28%
                              LOWEST  Q3 '02  -18.78%


Year-to-date return as of December 31, 2002 for Class J is -15.75%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)            -16.59          N/A           N/A            -5.14
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -16.59          N/A           N/A            -5.39
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -10.19          N/A           N/A            -4.20
 S&P SmallCap 600 Index    -14.63         2.43          9.70
 Morningstar Small
 Blend Category........    -16.17         2.10          7.97
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.15
 12b-1 Fees........................          0.50
 Other Expenses....................          1.38
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.03

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.40%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $309     $637     $1,093     $2,358       $206     $637     $1,093     $2,358

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Principal, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -3.49


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   14.37%
                              LOWEST  Q3 '02  -16.38%


Year-to-date return as of December 31, 2002 for Class J is -3.49%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             -4.45          N/A            N/A            3.34
     (AFTER TAXES ON
     DISTRIBUTIONS)....     -4.45          N/A            N/A            2.44
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -2.73          N/A            N/A            2.25
 Russell 2000 Value
 Index ................    -11.42         2.71          10.85
 Morningstar Small
 Value Category........    -10.25         2.86          10.28
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          1.74
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.99

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $404     $924     $1,572     $3,308       $302     $924     $1,572     $3,308

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -7.72


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  26.53%
                              LOWEST  Q3 '01 -23.89%


Year-to-date return as of December 31, 2002 for Class J is -7.72%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)             -8.65          N/A            N/A          -7.02
     (AFTER TAXES ON
     DISTRIBUTIONS)....     -8.65          N/A            N/A          -7.04
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -5.31          N/A            N/A          -5.59
 MSCI Emerging Markets
 Free Index-ID.........     -7.97        -6.67          -0.75
 Morningstar
 Diversified Emerging
 Markets Category......     -5.90        -4.63           0.29
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          1.35
 12b-1 Fees.........................          0.50
 Other Expenses.....................          2.94
                                              ----
       TOTAL FUND OPERATING EXPENSES          4.79

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.75%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $580     $1,442   $2,408     $4,841       $480     $1,442   $2,408     $4,841

INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.



Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    17.17


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01    8.64%
                              LOWEST  Q3 '02  -18.93%


Year-to-date return as of December 31, 2002 for Class J is -17.17%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)            -18.00          N/A           N/A           -18.46
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -18.00          N/A           N/A           -18.46
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -11.05          N/A           N/A           -14.50
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............    -15.94        -2.93          3.98
 Morningstar Foreign
 Stock Category........    -16.35        -2.09          4.86
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.90
 12b-1 Fees.........................          0.50
 Other Expenses.....................          1.24
                                              ----
       TOTAL FUND OPERATING EXPENSES          2.64

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.10%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $369     $820     $1,400     $2,973       $267     $820     $1,400     $2,973

INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.


In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Principal became the Sub-Advisor to the Fund on November 1, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


2002    -16.86

                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01    7.56%
                              LOWEST  Q3 '02  -21.48%


Year-to-date return as of December 31, 2002 for Class J is -16.86%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)            -17.69          N/A           N/A            -16.97
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -17.69          N/A           N/A            -16.99
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -10.86          N/A           N/A            -13.36
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............    -15.94        -2.93          3.98
 Morningstar Foreign
 Stock Category........    -16.35        -2.09          4.86
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          1.86
                                             ----
      TOTAL FUND OPERATING EXPENSES          3.36

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.10%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $440     $1,033   $1,750     $3,649       $339     $1,033   $1,750     $3,649


 :

INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 80% of its assets in securities of companies having market capitalizations of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


2002    -16.46

                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  13.64%
                              LOWEST  Q3 '01 -21.09%


Year-to-date return as of December 31, 2002 for Class J is -16.46%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)            -17.29          N/A           N/A           -17.03
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -17.43          N/A           N/A           -17.11
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -10.62          N/A           N/A           -13.44
 MSCI EAFE Small Cap
 Index ................     -7.82          N/A           N/A
 Morningstar Foreign
 Stock Category........    -16.35        -2.09          4.86
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          1.20
 12b-1 Fees.........................          0.50
 Other Expenses.....................          2.27
                                              ----
       TOTAL FUND OPERATING EXPENSES          3.97

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.10%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES

                              1        3          5         10          1        3          5         10
 CLASS J                   $500     $1,210   $2,037     $4,181       $399     $1,210   $2,037     $4,181

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.



MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

FUND ALLOCATION
As of December 31, 2002, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              22.9%    Partners LargeCap           4.1%
      Securities                            Growth I
      Government Securities        12.2     Partners LargeCap Value     7.2
      High-Quality Short-Term      12.6     Partners SmallCap           1.9
      Bond                                  Growth I
      International I               8.9     Preferred Securities        8.8
      LargeCap Growth               6.7     SmallCap Growth             2.3
      LargeCap Value                8.0     SmallCap Value              4.4

Based on this allocation, the weighted average management fee of the underlying funds is 0.60%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.



The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -5.26


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   3.88%
                              LOWEST  Q3 '02  -5.65%


Year-to-date return as of December 31, 2002 for Class J is -5.26%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)             -6.20          N/A           N/A           -3.47
     (AFTER TAXES ON
     DISTRIBUTIONS)....     -6.41          N/A           N/A           -3.77
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -3.81          N/A           N/A           -2.91
 S&P 500 Index ........    -22.11        -0.59          9.34
 Lehman Brothers
 Aggregate Bond Index .     10.26         7.54          7.51
 Morningstar Domestic
 Hybrid Category.......     -9.67         1.49          7.04
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees**..................         0.1225
 12b-1 Fees.........................         0.5000
 Other Expenses.....................         1.2000
                                             ------
       TOTAL FUND OPERATING EXPENSES         1.8225

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.30%.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $288     $573     $985     $2,137          $185    $573    $985     $2,137





PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.



MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

FUND ALLOCATION
As of December 31, 2002, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage Securities    25.0%    Partners LargeCap          5.7%
                                             Growth I
      Government Securities         13.4     Partners LargeCap          8.7
                                             Value
      International Emerging         2.2     Partners SmallCap          2.3
      Markets                                Growth I
      International I                9.0     Preferred Securities       7.2
      LargeCap Growth                7.9     SmallCap Growth            3.0
      LargeCap Value                10.1     SmallCap Value             5.5

Based on this allocation, the weighted average management fee of the underlying funds is 0.65%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.



The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -7.83


                              The Fund's highest/lowest quarterly returns
                              during this time period were:
                               HIGHEST Q4 '01   5.64%
                               LOWEST  Q3 '02  -7.88%


Year-to-date return as of December 31, 2002 for Class J is -7.83%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)........     -8.74          N/A           N/A           -5.17
     (AFTER TAXES ON
     DISTRIBUTIONS)....     -8.90          N/A           N/A           -5.38
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -5.37          N/A           N/A           -4.22
 S&P 500 Index ........    -22.11        -0.59          9.34
 Lehman Brothers
 Aggregate Bond Index .     10.26         7.54          7.51
 Morningstar Domestic
 Hybrid Category.......     -9.67         1.49          7.04
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees**..................         0.1225
 12b-1 Fees.........................         0.5000
 Other Expenses.....................         0.8600
                                             ------
       TOTAL FUND OPERATING EXPENSES         1.4825

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.40%.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $254     $468     $808     $1,768          $151    $468    $808     $1,768





PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.



MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

FUND ALLOCATION
As of December 31, 2002, the Fund's assets were allocated among the following underlying funds as follows:

      Bond & Mortgage              18.8%    Partners LargeCap           7.3%
      Securities                            Growth I
      Government Securities        10.2     Partners LargeCap          11.8
                                            Value
      International Emerging        2.2     Partners SmallCap           2.9
      Markets                               Growth I
      International I              11.2     Preferred Securities        5.5
      LargeCap Growth               8.8     SmallCap Growth             3.5
      LargeCap Value               11.2     SmallCap Value              6.6

Based on this allocation, the weighted average management fee of the underlying funds is 0.67%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.



The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2002   -10.96


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01    6.67%
                              LOWEST  Q3 '02  -10.18%


Year-to-date return as of December 31, 2002 for Class J is -10.96%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........    -11.85          N/A           N/A            -7.65
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -11.88          N/A           N/A            -7.79
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -7.28          N/A           N/A            -6.16
 S&P 500 Index ........    -22.11        -0.59          9.34
 Lehman Brothers
 Aggregate Bond Index .     10.26         7.54          7.51
 Morningstar Domestic
 Hybrid Category.......     -9.67         1.49          7.04
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees**.................         0.1225
 12b-1 Fees........................         0.5000
 Other Expenses....................         1.0400
                                            ------
      TOTAL FUND OPERATING EXPENSES         1.6625

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.50%.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $272     $523     $902     $1,965          $169    $523    $902     $1,965





PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.



MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

FUND ALLOCATION
As of December 31, 2002, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              19.6%    Partners LargeCap           9.2%
      Securities                            Growth I
      International Emerging        2.2     Partners LargeCap          13.2
      Markets                               Value
      International I              11.2     Partners SmallCap           3.3
                                            Growth I
      International SmallCap        2.2     Preferred Securities        3.9
      LargeCap Growth               9.8     SmallCap Growth             4.1
      LargeCap Value               13.6     SmallCap Value              7.7

Based on this allocation, the weighted average management fee of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -13.55


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01    8.91%
                              LOWEST  Q3 '02  -12.28%


Year-to-date return as of December 31, 2002 for Class J is -13.55%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)........    -14.41          N/A           N/A           -8.12
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -14.43          N/A           N/A           -8.24
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -8.85          N/A           N/A           -6.52
 S&P 500 Index ........    -22.11        -0.59          9.34
 Lehman Brothers
 Aggregate Bond Index .     10.26         7.54          7.51
 Morningstar Domestic
 Hybrid Category.......     -9.67         1.49          7.04
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees**..................         0.1225
 12b-1 Fees.........................         0.5000
 Other Expenses.....................         2.2500
                                             ------
       TOTAL FUND OPERATING EXPENSES         2.8725

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.60%.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                            1        3          5         10            1       3         5          10
 CLASS J                               $392     $889     $1,513     $3,195          $290    $889    $1,513     $3,195



PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.



MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

FUND ALLOCATION
As of December 31, 2002, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              10.2%    Partners LargeCap          10.6%
      Securities                            Growth I
      International Emerging        3.3     Partners LargeCap          15.4
      Markets                               Value
      International I              11.2     Partners SmallCap           3.9
                                            Growth I
      International SmallCap        3.3     Preferred Securities        2.0
      LargeCap Growth              11.1     SmallCap Growth             4.6
      LargeCap Value               15.4     SmallCap Value              9.0

Based on this allocation, the weighted average management fee of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -16.31


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01    9.66%
                              LOWEST  Q3 '02  -14.88%


Year-to-date return as of December 31, 2002 for Class J is -16.31%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)........    -17.15          N/A           N/A           -11.59
     (AFTER TAXES ON
     DISTRIBUTIONS)....    -17.15          N/A           N/A           -11.70
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    -10.53          N/A           N/A            -9.26
 S&P 500 Index ........    -22.11        -0.59          9.34
 Lehman Brothers
 Aggregate Bond Index .     10.26         7.54          7.51
 Morningstar Large
 Blend Category........    -22.02        -1.47          7.85
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees**..................         0.1225
 12b-1 Fees.........................         0.5000
 Other Expenses.....................         4.8000
                                             ------
       TOTAL FUND OPERATING EXPENSES         5.4225

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                           1         3         5        10           1        3        5         10
 CLASS J                               $640    $1,616    $2,682    $5,308        $541   $1,616   $2,682    $5,308



PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund moderate exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.



MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes is interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors in retirement.


FUND ALLOCATION
As of December 31, 2002, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             29.6%    Partners LargeCap            3.8%
      Securities                           Growth I
      High-Quality Short-Term     19.4     Partners LargeCap Value      5.4
      Bond
      International I              6.6     Partners SmallCap            1.4
                                           Growth I
      LargeCap Growth              4.2     Preferred Securities        10.4
      LargeCap Value               5.9     SmallCap Growth              2.0
      Money Market                 8.0     SmallCap Value               3.3

Based on this allocation, the weighted average management fee of the underlying funds is 0.59%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.



The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -2.63


                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   2.89%
                              LOWEST  Q3 '02  -3.63%


Year-to-date return as of December 31, 2002 for Class J is -2.63%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........     -3.60          N/A           N/A            -1.37
     (AFTER TAXES ON
     DISTRIBUTIONS)....     -3.74          N/A           N/A            -1.66
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     -2.21          N/A           N/A            -1.23
 S&P 500 Index ........    -22.11        -0.59          9.34
 Lehman Brothers
 Aggregate Bond Index .     10.26         7.54          7.51
 Morningstar Domestic
 Hybrid Category.......     -9.67         1.49          7.04
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees**.................         0.1225
 12b-1 Fees........................         0.5000
 Other Expenses....................         4.9700
                                            ------
      TOTAL FUND OPERATING EXPENSES         5.5925

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.30%.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                           1         3         5        10           1        3        5         10
 CLASS J                               $657    $1,662    $2,754    $5,428        $557   $1,662   $2,754    $5,428

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The Class J shares of the Funds are sold without a front-end sales charge. If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.

The CDSC is not imposed on shares:
.. that were purchased pursuant to the Small Amount Force Out program (SAFO);
.. redeemed due to a shareholder's death or disability (as defined in the
  Internal Revenue Code);
.. redeemed from retirement plans to satisfy minimum distribution rules under the
  Internal Revenue Code;
.. sold using a periodic withdrawal plan (up to 10% of the value of the shares
  (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC); or
.. that were purchased through the Principal Income IRA.

There is no sales charge on shares purchased with reinvested dividends or other distributions. A redemption fee of 1.00% is charged on redemptions* of $50,000 or more if the shares were purchased within 30 days of the redemption. An exchange fee of 1.00% is charged on exchanges of $50,000 or more among the Funds* if the shares were purchased within 30 days of the exchange. Both the redemption and the exchange fees are calculated as a percentage of market value at the time the shares are exchanged.
  * Neither the redemption nor the exchange fee applies to shares redeemed/exchanged from the Money Market Fund.


The Funds do not pay any fees other than those described below and do not pay any other expenses.


ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying fund, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each of the Funds pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor (the distributor of the Fund) and other selling dealers. Over time, these fees may exceed other types of sales charges.
.. Transfer Agent Fee - The Manager has entered into a Transfer Agency Agreement with the Fund under which the Manager provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently, there is no charge for these services.

Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders and the cost of shareholder meetings held solely for Class J shares.

The Manager registers Class J shares with the states and the Fund pays the cost associated with this activity under the terms of the Transfer Agency Agreement for Class J Shares. Currently, the state registration fees have a dramatic impact on the Class J share expense ratios due to the low level of Fund assets. As the assets increase, it is expected that this expense will become a relatively small portion of the overall Fund's operating expenses for this class. The Manager has agreed to pay the state registration expenses, and if necessary other Fund expenses, on an interim basis in order to lower the total operating expense ratio for each Fund's Class J shares. Therefore, the Transfer Agency Agreement for Class J shares has been amended to reflect the Manager's agreement to pay expenses of the Fund. However, the Manager reserves the right to be reimbursed for any expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund.


Capital Preservation Fund only:
.. A 2% redemption fee may be incurred when shares of the Capital Preservation
  Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares." .. The Capital Preservation Fund pays a premium to each provider of a wrapper agreement.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information
(SAI) contains additional information about investment strategies and their related risks.



SECURITIES AND INVESTMENT PRACTICES
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

REPURCHASE AGREEMENTS AND LOANED SECURITIES

Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.



CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.



FORWARD COMMITMENTS

Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.


WARRANTS

Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.


RISKS OF HIGH YIELD SECURITIES

The Balanced and Bond & Mortgage Securities Funds may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.


Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.



DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).


Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.



The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.



FOREIGN SECURITIES

Certain of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.



Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.


In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.



Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.


UNSEASONED ISSUERS

The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.



PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rate is calculated for the Partners LargeCap Growth Fund as it has been in existence for less than six months. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.



Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2002, the mutual funds it manages had assets of approximately $6.0 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.



THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2002, Alliance managed $387 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips




MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance Capital in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.




JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University, and is a Chartered Financial Analyst.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2002, American Century managed over $72.1 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams




PRESCOTT LEGARD, CFA . Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2002, Ark Asset managed $8.1 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2002, Federated managed $195 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      Linda A. Duessel
                                        David P. Gilmore





LINDA A. DUESSEL, CFA . Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the Federated in January 2000 and served as a Vice President of Federated from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of Federated from 1991 through 1995. Ms. Duessel received her MS in Industrial Administration from Carnegie Mellon University. She has earned the right to use the Chartered Financial Analyst designation.



DAVID P. GILMORE, CFA . Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: The Investment Management Division ("IMD") of Goldman Sachs, which includes GSAM as a business unit, had $329.6 billion in total assets under management as of December 31, 2002 (excludes seed capital and assets under supervision). GSAM reported $309.2 billion in total assets under management and/or distribution as of December 31,2002 (including Goldmans Sachs seed capital, excluding assets under distribution). GSAM's principal office is located at 32 Old Slip, New York, NY 10005.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R, Brown
                                        Robert C. Jones
                                        Victor H. Pinter




MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She has earned the right to use the Chartered Financial Analyst designation.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the Global Quantitative Equity group. He brings 20 years of investment experience to his work in managing the Global Quantitative Equity group. Mr. Jones joined GSAM as a portfolio manager in 1989. He has earned the right to use the Chartered Financial Analyst designation.



VICTOR H. PINTER . Mr. Pinter is a senior portfolio manager responsible for US Portfolios for the Global Quantitative Equity Group and is a member of the GQE Investment Policy Committee. He manages the group that is responsible for risk control and portfolio construction of domestic portfolios. Mr. Pinter joined GSAM as a research analyst in 1989. He became a portfolio manager in 1992.


SUB-ADVISOR: Morgan Stanley Investment Management Inc., which does business in certain instances (including in its role as sub-advisor to the Partners LargeCap Growth I and Partners MidCap Blend Funds) as Morgan Stanley Asset Management ("MSAM"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2002, Morgan Stanley Asset Management, together with its affiliated asset management companies, had approximately $376 billion in asset under management with approximately $156 billion in institutional assets.

Day-to-day portfolio management of the Partners LargeCap Growth I Fund and the Partners MidCap Blend Fund is performed by investment management teams at Morgan Stanley Asset Management.
.. Partners LargeCap Growth I Fund - LargeCap Growth Team. Current members of the team include: William Auslander, Managing Director and Jeffrey Alvino, Executive Director.
.. Partners MidCap Blend Fund - Small/MidCap Value Team. Current members of the team include: William B. Gerlach, Managing Director; Charles Purcell, Vice President; Matthew Todorow, Executive Director; and Bradley S. Daniels, Executive Director.

SUB-ADVISOR: Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $56.0 billion in total assets (as of December 31, 2002) and continue an asset management history that began in 1939.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        Robert I. Gendelman
                                        Andrew Wellington
           Partners SmallCap Growth I   Jon D. Brorson
                                        David H. Burshtan





JON D. BRORSON, CFA . Mr. Brorson is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. He has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading. He earned an MBA in Finance at DePaul University and a BA in Economics from North Park College. He has earned the right to use the Chartered Financial Analyst designation.



DAVID H. BURSHTAN . Mr. Burshtan is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Burshtan has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager. He earned an MBA in Finance from the University of Chicago and a BA in Economics from Brown University.




ROBERT I. GENDELMAN . Portfolio Manager, Neuberger Berman, since 1994. Mr. Gendelman holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.



ANDREW WELLINGTON . Portfolio Manager, Neuberger Berman, since 2001. Mr. Wellington earned a BS from the University of Pennsylvania, Wharton School of Business. He has 12 years of industry experience.


SUB-ADVISOR: Principal Capital Real Estate Investors, LLC ("Principal Capital -
         REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2002, were approximately $22.2 billion. Principal Capital - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate                  Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal Capital - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. Assets under management as of December 31, 2002 exceeded $94.4 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Balanced                             William C. Armstrong
                                                Dirk Laschanzky
                                                Douglas R. Ramsey
           Bond & Mortgage Securities           William C. Armstrong
           Capital Preservation                 Kevin W. Croft
           Government Securities                Mark Karstrom
                                                Martin J. Schafer
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           High Quality Long-Term Bond          Kevin W. Croft
                                                Martin J. Schafer
           High Quality Short-Term Bond         Martin J. Schafer
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International I                      Kurtis D. Spieler
           International II                     Mustafa Sagun
           International SmallCap               Brian W. Pattinson

           LargeCap Growth                      Mary Sunderland
           LargeCap S&P 500 Index               Robert Baur
                                                Rhonda VanderBeek
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap Growth                        Mark McGrew
           MidCap S&P 400 Index                 Robert Baur
                                                Rhonda VanderBeek
           MidCap Value                         Catherine A. Zaharis
           Money Market                         Michael R. Johnson
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2020              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2030              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2040              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2050              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime Strategic Income  Dirk Laschanzky
                                                Douglas R. Ramsey
           SmallCap Blend                       Mustafa Sagun
           SmallCap Growth                      John F. McClain
           SmallCap S&P 600 Index               Robert Baur
                                                Rhonda VanderBeek
           SmallCap Value                       Thomas Morabito

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ROBERT BAUR, PH.D . Dr. Baur joined Principal in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.



KEVIN W. CROFT, CFA . As a portfolio manager for Principal, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL R. JOHNSON . Mr. Johnson directs securities trading for Principal. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal and several short-term money market accounts. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



MARK KARSTROM. . Mr. Karstrom is a portfolio manager at Principal with responsibility for mortgage-backed securities. Prior to joining Principal in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level II candidate for the Chartered Financial Analyst Designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.

JOHN F. MCCLAIN . Mr. McClain is a portfolio manager for small-cap and medium-cap growth portfolio management and strategy. He joined Principal in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.



MARK MCGREW, CFA . Mr. McGrew joined Principal in 1995 as an equity analyst and is now a portfolio manager at Principal specializing in the management of mid-cap growth portfolios. Previously, he was a back-up portfolio manager for several of the firm's portfolios. He was previously a senior investment officer at Norwest Investment Management and Trust. He received an MBA in Business and Finance from Drake University and a Bachelor's degree in Business from Central College. He holds the Chartered Financial Analyst designation and is the President of the Iowa Society of Financial Analysts and a member of the Association for Investment Management and Research (AIMR).




THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



BRIAN W. PATTINSON, CFA . Mr. Pattinson is a portfolio manager at Principal. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecommunication sectors. He joined Principal in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Principal in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Principal's value team with responsibility for equity securities analysis and strategy. Prior to joining Principal, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



MARTIN J. SCHAFER Mr. Schafer is a portfolio manager for Principal specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.



KURTIS D. SPIELER, CFA Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Principal in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.



MARY SUNDERLAND, CFA Prior to joining Principal in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. Ms. Sunderland holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



RHONDA VANDERBEEK Ms. VanderBeek directs trading operations for the Principal index accounts. She joined the Principal in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.




TIMOTHY R. WARRICK, CFA Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in finance from Drake University and a bachelor's degree in accounting and economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).



CATHERINE A. ZAHARIS, CFA Ms. Zaharis directs portfolio management for the Principal value team and leads the value research group. She joined Principal in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Putnam Investment Management, LLC ("Putnam") was founded in 1937.
         Putnam is owned by Marsh & McLennan Companies, Inc. and the Putnam's senior professionals. Putnam is located at One Post Office Square, Boston MA 02109. As of December 31, 2002, Putnam managed $250.9 billion in assets firm wide.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Tony H. Elavia
                                        Brian O'Toole
                                        Eric Wetlaufer




TONY H. ELAVIA, PH.D - TEAM MEMBER . Dr. Elavia is Managing Director and Senior Portfolio Manager in the Large Cap Growth team. Dr. Elavia joined Putnam in 1999. He has 14 years of investment experience. Dr. Elavia earned his B.Com degree in Accounting and M.A. in Economics from the University of Baroda, India. He also received a Ph.D. from the University of Houston.

BRIAN O'TOOLE - TEAM LEADER . Mr. O'Toole is Managing Director and Chief Investment Officer for the LargeCap Growth team. He joined Putnam in 2002. Mr. O'Toole has 16 years of investment experience. Prior to joining Putnam, he was Managing Director and Head of U.S. Growth Equities at Citigroup Asset Management. Mr. O'Toole has a B.A. from Saint Mary's College in Orchard Lake, Michigan.



ERIC M. WETLAUFER, CFA - TEAM MEMBER . Mr. Wetlaufer is Managing Director and Co-Chief Investment Officer of the Specialty Growth team. He joined Putnam in 1997. Mr. Wetlaufer has each the Chartered Financial Analyst designation and has 16 years of investment experience. He received a B.A. from Wesleyan University.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2002, Turner had discretionary management authority with respect to approximately $8 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. Mr. Turner is a Chartered Financial Analyst.


SUB-ADVISOR: UBS Global Asset Management (New York) Inc., a New York corporation located at 51 West 52nd Street, New York, NY 10019 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2002, UBS Global AM managed approximately $12.3 billion in assets and the Group managed approximately $403 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Investment decisions for the
                                        Fund are made by investment
                                        management teams at UBS Global
                                        AM, including Paul A. Graham,
                                        Jr. and David N. Wabnik. No
                                        member of the investment
                                        management team is primarily
                                        responsible for making
                                        recommendations for portfolio
                                        purchases.

PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.




DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management") traces its origins to 1928. It is located at 75 State Street, Boston, MA 02109. As of December 31, 2002, Wellington Management managed approximately $302.9 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Matthew E. Megargel




MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983. He has earned the right to use the Chartered Financial Analyst designation.



DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2002 was:


                                            Partners LargeCap Growth
       Balanced                   0.50%     I                            0.75%
       Bond & Mortgage                      Partners LargeCap Growth
       Securities                 0.55%     II                           1.00%
       Capital Preservation       0.52%     Partners LargeCap Value      0.80%
       Government Securities      0.40%     Partners MidCap Blend        1.00%
       High Quality
       Intermediate-Term Bond     0.40%     Partners MidCap Growth       1.00%
       High Quality Long-Term
       Bond                       0.40%     Partners MidCap Value        1.00%
       High Quality Short-Term              Partners SmallCap Growth
       Bond                       0.40%     I                            1.10%
       International Emerging               Partners SmallCap Growth
       Markets                    1.35%     II                           1.00%
       International I            0.90%     Partners SmallCap Value      1.00%
       International II           1.00%     Principal LifeTime 2010    0.1225%
       International SmallCap     1.20%     Principal LifeTime 2020    0.1225%
       LargeCap Growth            0.55%     Principal LifeTime 2030    0.1225%
       LargeCap S&P 500 Index     0.15%     Principal LifeTime 2040    0.1225%
       LargeCap Value             0.45%     Principal LifeTime 2050    0.1225%
                                            Principal Lifetime
       MidCap Blend               0.65%     Strategic Income           0.1225%
       MidCap Growth              0.65%     Real Estate                  0.85%
       MidCap S&P 400 Index       0.15%     SmallCap Blend               0.75%
       MidCap Value               0.65%     SmallCap Growth              0.75%
       Money Market               0.40%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Blend    0.75%     SmallCap Value               0.75%
       Partners LargeCap Blend
       I                          1.00%




The Partners LargeCap Growth Fund has entered into an agreement with the Manager under which the Fund will pay the Manager 1.00% (an annual rate calculated as a percentage of the average daily net assets).

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.

The Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Blend, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II and Partners SmallCap Value Funds have received the necessary shareholder approval and intend to rely on the order.

PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:

.. If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors.

.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

.. The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.


  In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.

PURCHASE OF FUND SHARES

Fill out the Principal Investors Fund (or the IRA, SEP or SIMPLE) application completely. You must include:
.. the name you want to appear on the account;
.. the Principal Investors Fund(s) in which you want to invest;
.. the amount of the investment;
.. your Social Security number; and
.. other required information.

Each Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100. However, if your subsequent investments are made using an Automatic Investment Plan, the investment minimum is $50.


NOTES:

.. The minimum investment applies on a Fund level, not on the total investment being made.
.. Minimums are waived for accounts set up under the SAFO program.

.. The Capital Preservation Fund is only available for purchase in IRA, SEP or SIMPLE accounts.

To eliminate the need for safekeeping, the Fund will not issue certificates for shares. The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.



In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


INVEST BY MAIL
.. Send a check and completed application to:

   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780
.. Make your check payable to Principal Investors Fund.
.. Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.


ORDER BY TELEPHONE
.. Call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).
.. For new accounts, you also need to send a completed application.

NOTES:


.. Phone orders are not available for qualified accounts or the Money Market
  Fund.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK

.. Call Principal Investors Fund for an account number and wiring instructions.

.. For both initial and subsequent purchases, federal funds should be wired to:
   Wells Fargo Bank Iowa, N.A.
   Des Moines, Iowa 50309
   ABA No.: 073000228

   For credit to: Principal Investors Fund, Inc.
   Account No.: 3000499968
   For credit: Principal ________ Fund, Class J
   Shareholder Account No. __________________
   Shareholder Registration __________________
.. Give the number and instructions to your bank (which may charge a wire fee). .. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).


ESTABLISH A DIRECT DEPOSIT PLAN

Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s).
.. Availability of this service must be approved by your payroll department.
.. Call Principal Investors Fund for an account number, Automated Clearing House
  (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).
.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo Bank Iowa, N.A.
.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.



ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.

.. Minimum monthly purchase is $50 per Fund.
.. Send completed application, check authorization form and voided check (or voided deposit slip) to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780


SET UP A DIVIDEND RELAY

.. Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors
  Fund. (Dividend Relay is not available for dividends or capital gains paid by the Capital Preservation Fund.)
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay.
.. You can set up Dividend Relay:
  . on the application for a new account; or . by calling Principal Investors Fund if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).
.. You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.
  * a day when both the NYSE and the Federal Reserve are open for normal business.


Your request for a distribution from your 403(b) account must be in writing. You may obtain a distribution form by telephoning us or writing to the Principal Investors Fund at P.O. Box 10423, Des Moines, Iowa 50309.


Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;
.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.



REDEMPTION FEE (OTHER THAN MONEY MARKET FUND ). Each Fund, except the Money Market Fund, will impose a redemption fee on redemptions of $30,000 or more of Class J shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Fund.

REDEMPTION FEE (CAPITAL PRESERVATION FUND ONLY).
Generally, redemption requests are subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates). The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.
  * The reference index yield means the current yield on the Dealer Commercial Paper (90-day) Index as reported by Bloomberg, L.P. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.


The redemption fee does not apply to sale of Fund shares if:
.. the redemption is due to death or disability (as defined in the Internal
  Revenue Code) of the shareholder and the redemption request is received with the other required documents;
.. they are redeemed to pay retirement plan fees;
.. they are redeemed to assure the plan complies with the Internal Revenue Code;
  or
.. the redemption is made pursuant to a written request from the shareholder which specifically states that the redemption is either:
  . a minimum distribution required by the Internal Revenue Code; or . a distribution calculated in accordance with Internal Revenue Code section
    72(t).

SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner(s) of the account to:

   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE*
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order. .. To sell shares the same day, the order must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).

.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b)s and certain employee benefit plans.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.
  * The Funds and the transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. The Funds will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Funds may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the address on the account.

PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or

.. sending us your written instructions.


Your periodic withdrawal plan continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


Sales may be subject to a CDSC. Up to 10% of the value of your Class J share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.



Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.



HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS


Your shares in the Funds may be exchanged without a sales charge for the same class of any other Principal Investors Fund.
.. The CDSC, if any, is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when they are sold.
.. An exchange fee is imposed on exchanges of $50,000 or more if the exchanged shares were purchased within 30 days of the date of the exchange.

.. A redemption fee may be imposed on certain exchanges out of the Capital
  Preservation Fund.


You may exchange shares by:

.. calling us, if you have telephone privileges on the account.
.. sending a written request to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines, Iowa 50306-9780
.. completing an Exchange Authorization Form (call us to obtain the form). .. via the Internet at www.principal.com.

Automatic exchange election
---------------------------

This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;
.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


The exchange privilege is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse impact on all shareholders. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of number of exchanges or reject any exchange. The Fund into which you would like to exchange may also reject your exchange. In addition, in order to limit excessive exchange activity and otherwise to promote the best interests of a fund, each Fund, except the Money Market Fund, imposes a fee on exchanges of $30,000 or more of shares acquired within 30 days of the date of the exchange. The fee is equal to 1.00% of the total amount of the exchange (calculated at market value). The fee is paid to the Fund and is intended to offset the trading cost; market impact and other costs associated with short-term money movement in and out of a fund.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Investors
Fund available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

DIVIDENDS AND DISTRIBUTIONS


You can authorize dividends and capital gains to be reinvested in additional shares of the Fund making the distribution, invested in other Principal Investors Funds or paid in cash.


The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).


The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the Principal LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution for the Principal LifeTime Funds is made on the sixth business day of December and for the other Funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.


Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.



Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


For the Capital Preservation Fund only:
To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, the Board may declare a reverse split of Fund shares to offset such capital gain distribution. The reverse split would be effective on the ex-distribution date of the capital gain distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared, the shareholder's holding would be combined into one share with a price per share of $10.00. The reverse share split does not affect the value of the total holdings of the shareholder.

NOTES:

.. Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares may be subject to federal (and state) income tax.

GENERAL INFORMATION ABOUT A FUND ACCOUNT


STATEMENTS

You will receive quarterly statements for the Funds you own.The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.



Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;
  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan; or . are purchases or sales under an automatic exchange election.
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life, Principal Residential Mortgage, Inc. or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;
.. to add telephone transaction servicesand/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal Identification Number for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Fund at 1-800-247-4123. You may notify the Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty
(30) days after the Fund receives your request to stop householding.


MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

FINANCIAL STATEMENTS

Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited. That report is a part of this prospectus.


FINANCIAL HIGHLIGHTS

The following financial highlights are derived from financial statements that were audited by Ernst & Young LLP.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2002     2001/(C)/
                           ----     ----
BALANCED FUND
-------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.98     $9.53
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.12      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.97)    (0.60)
                          -----     -----
 Total From Investment
            Operations    (0.85)    (0.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       --
 ----                     -----
   Total Dividends and
         Distributions    (0.12)       --
 ----                     -----
Net Asset Value, End
 of Period............    $8.01     $8.98
                          =====     =====
Total Return /(a)/ ...    (9.61)%   (5.97)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,113    $3,876
 Ratio of Expenses to
  Average Net Assets..     1.44%     1.42%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.45%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.56%     2.05%/(e)/
 Portfolio Turnover
  Rate................     91.7%     92.2%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.




                           2002    2001/(B)/
                           ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.73   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.40     0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --     0.37
  ----                              ----
 Total From Investment
            Operations     0.40     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.41)   (0.32)
 Distributions from
  Realized Gains......    (0.06)      --
 ----                     -----
   Total Dividends and
         Distributions    (0.47)   (0.32)
                          -----    -----
Net Asset Value, End
 of Period............   $10.66   $10.73
                         ======   ======
Total Return /(a)/ ...     3.86%    6.46%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $51,760   $7,941
 Ratio of Expenses to
  Average Net Assets..     1.50%    1.48%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.78%    4.41%/(d)/
 Portfolio Turnover
  Rate................     46.7%   124.7%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2002    2001/(B)/
                           ----    ----
CAPITAL PRESERVATION FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.32     0.13
                           ----     ----
 Total From Investment
            Operations     0.32     0.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.32)   (0.13)
                          -----    -----
   Total Dividends and
         Distributions    (0.32)   (0.13)
                          -----    -----
Net Asset Value, End
 of Period............   $10.00   $10.00
                         ======   ======
Total Return /(a)/ ...     3.24%    1.34%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,460   $2,376
 Ratio of Expenses to
  Average Net Assets..     1.60%    1.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.12%    3.51%/(d)/
 Portfolio Turnover
  Rate................     13.6%    31.1%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




                           2002    2001/(B)/
                           ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.40     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.10     0.30
                           ----     ----
 Total From Investment
            Operations     0.50     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.45)   (0.33)
                          -----    -----
   Total Dividends and
         Distributions    (0.45)   (0.33)
                          -----    -----
Net Asset Value, End
 of Period............   $10.60   $10.55
                         ======   ======
Total Return /(a)/ ...     4.87%    6.07%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $44,955   $4,397
 Ratio of Expenses to
  Average Net Assets..     1.35%    1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.02%    4.88%/(d)/
 Portfolio Turnover
  Rate................     49.9%    36.1%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2002    2001/(B)/
                          ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.43     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)    0.37
                         -----     ----
 Total From Investment
            Operations    0.42     0.70
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.44)   (0.34)
 Distributions from
  Realized Gains......   (0.09)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.53)   (0.34)
                         -----    -----
Net Asset Value, End
 of Period............  $10.58   $10.69
                        ======   ======
Total Return /(a)/ ...    4.20%    6.67%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,630   $1,334
 Ratio of Expenses to
  Average Net Assets..    1.35%    1.33%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.18%    4.85%/(d)/
 Portfolio Turnover
  Rate................    60.8%    80.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




                          2002    2001/(B)/
                          ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.46     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.05)    0.38
                         -----     ----
 Total From Investment
            Operations    0.41     0.71
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.45)   (0.34)
 Distributions from
  Realized Gains......   (0.09)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.54)   (0.34)
                         -----    -----
Net Asset Value, End
 of Period............  $10.64   $10.77
                        ======   ======
Total Return /(a)/ ...    4.09%    6.63%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,545   $1,214
 Ratio of Expenses to
  Average Net Assets..    1.35%    1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.44%    4.97%/(d)/
 Portfolio Turnover
  Rate................    94.1%   101.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2002    2001/(B)/
                           ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.37     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.04)    0.30
                          -----     ----
 Total From Investment
            Operations     0.33     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.37)   (0.33)
 Distributions from
  Realized Gains......    (0.11)      --
 ----                     -----
   Total Dividends and
         Distributions    (0.48)   (0.33)
                          -----    -----
Net Asset Value, End
 of Period............   $10.39   $10.54
                         ======   ======
Total Return /(a)/ ...     3.33%    6.02%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,108     $996
 Ratio of Expenses to
  Average Net Assets..     1.35%    1.31%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.56%    4.75%/(d)/
 Portfolio Turnover
  Rate................    105.8%    68.4%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




                          2002      2001/(B)/
                          ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.26     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45      (2.04)
                          ----      -----
 Total From Investment
            Operations    0.43      (2.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.01)        --
 ----                    -----
Net Asset Value, End
 of Period............   $8.68      $8.26
                         =====      =====
Total Return /(a)/ ...    5.17%    (19.41)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,240       $347
 Ratio of Expenses to
  Average Net Assets..    2.30%      2.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.28)%     0.42%/(d)/
 Portfolio Turnover
  Rate................   151.0%     156.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2002      2001/(C)/
                           ----      ----
INTERNATIONAL FUND I
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.42      $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.94)     (2.11)
                          -----      -----
 Total From Investment
            Operations    (0.93)     (2.12)
                          -----      -----
Net Asset Value, End
 of Period............    $6.49      $7.42
                          =====      =====
Total Return /(a)/ ...   (12.53)%   (22.22)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,104     $2,165
 Ratio of Expenses to
  Average Net Assets..     1.85%      1.81%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.85%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.03%     (0.36)%/(e)/
 Portfolio Turnover
  Rate................     71.4%      86.8%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.




                          2002      2001/(C)/
                          ----      ----
INTERNATIONAL FUND II
---------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.56      $9.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.97)     (1.72)
                         -----      -----
 Total From Investment
            Operations   (0.93)     (1.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.01)        --
 ----                    -----
Net Asset Value, End
 of Period............   $6.62      $7.56
                         =====      =====
Total Return /(a)/ ...  (12.33)%   (18.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,871       $931
 Ratio of Expenses to
  Average Net Assets..    1.95%      1.92%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.95%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.11)%    (0.38)%/(e)/
 Portfolio Turnover
  Rate................    96.9%     143.1%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2002      2001/(B)/
                          ----      ----
INTERNATIONAL SMALLCAP FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.43      $9.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.78)     (2.11)
                         -----      -----
 Total From Investment
            Operations   (0.78)     (2.12)
                         -----      -----
Net Asset Value, End
 of Period............   $6.65      $7.43
                         =====      =====
Total Return /(a)/ ...  (10.50)%   (21.87)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,212       $635
 Ratio of Expenses to
  Average Net Assets..    2.15%      2.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.16)%    (0.43)%/(d)/
 Portfolio Turnover
  Rate................    63.4%     148.0%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.01 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




                          2002      2001/(B)/
                          ----      ----
LARGECAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.14      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.12)     (1.48)
                         -----      -----
 Total From Investment
            Operations   (1.13)     (1.49)
                         -----      -----
Net Asset Value, End
 of Period............   $5.01      $6.14
                         =====      =====
Total Return /(a)/ ...  (18.40)%   (20.05)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,092     $1,406
 Ratio of Expenses to
  Average Net Assets..    1.50%      1.47%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.64)%    (0.63)%/(d)/
 Portfolio Turnover
  Rate................    29.6%      37.5%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2002      2001/(B)/
                           ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.04      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.34)     (1.34)
                          -----      -----
 Total From Investment
            Operations    (1.31)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)        --
  ----                    -----
   Total Dividends and
         Distributions    (0.01)        --
  ----                    -----
Net Asset Value, End
 of Period............    $6.72      $8.04
                          =====      =====
Total Return /(a)/ ...   (16.31)%   (14.38)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $61,111    $12,926
 Ratio of Expenses to
  Average Net Assets..     1.10%      1.07%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.51%      0.36%/(d)/
 Portfolio Turnover
  Rate................     67.9%     117.4%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




                          2002      2001/(C)/
                          ----      ----
LARGECAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.09     $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.89)     (1.05)
                         -----      -----
 Total From Investment
            Operations   (0.86)     (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.01)        --
 ----                    -----
Net Asset Value, End
 of Period............   $8.22      $9.09
                         =====      =====
Total Return /(a)/ ...   (9.44)%   (10.09)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,683     $1,083
 Ratio of Expenses to
  Average Net Assets..    1.40%      1.35%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.40%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.59%      0.60%/(e)/
 Portfolio Turnover
  Rate................   128.9%     116.0%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.16 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2002     2001/(C)/
                           ----     ----
MIDCAP BLEND FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.23     $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.28)    (0.71)
                          -----     -----
 Total From Investment
            Operations    (0.28)    (0.72)
                          -----     -----
Net Asset Value, End
 of Period............    $8.95     $9.23
                          =====     =====
Total Return /(a)/ ...    (3.03)%   (7.42)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,260    $2,568
 Ratio of Expenses to
  Average Net Assets..     1.60%     1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.60%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..       --     (0.19)%/(e)/
 Portfolio Turnover
  Rate................     62.0%     55.6%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.




                          2002      2001/(C)/
                          ----      ----
MIDCAP GROWTH FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $5.69      $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.06)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.69)     (2.11)
                         -----      -----
 Total From Investment
            Operations   (1.75)     (2.13)
                         -----      -----
Net Asset Value, End
 of Period............   $3.94      $5.69
                         =====      =====
Total Return /(a)/ ...  (30.76)%   (27.52)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,128     $1,395
 Ratio of Expenses to
  Average Net Assets..    1.64%      1.61%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.27)%    (1.27)%/(e)/
 Portfolio Turnover
  Rate................   276.9%     299.0%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2002     2001/(B)/
                          ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.07     $9.98
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.58)    (0.91)
                         -----     -----
 Total From Investment
            Operations   (0.58)    (0.91)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.07)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.07)       --
 ----                    -----
Net Asset Value, End
 of Period............   $8.42     $9.07
                         =====     =====
Total Return /(a)/ ...   (6.52)%   (8.84)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,373    $2,125
 Ratio of Expenses to
  Average Net Assets..    1.10%     1.07%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      --        --
 Portfolio Turnover
  Rate................    48.5%     63.4%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




                           2002    2001/(C)/
                           ----    ----
MIDCAP VALUE FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.91   $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.04    (0.58)
                           ----    -----
 Total From Investment
            Operations     0.05    (0.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)      --
 Distributions from
  Realized Gains......    (0.27)      --
 ----                     -----
   Total Dividends and
         Distributions    (0.28)      --
 ----                     -----
Net Asset Value, End
 of Period............    $9.68    $9.91
                          =====    =====
Total Return /(a)/ ...     0.24%   (5.17)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,879   $3,090
 Ratio of Expenses to
  Average Net Assets..     1.58%    1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.60%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.13%    0.04%/(e)/
 Portfolio Turnover
  Rate................    172.2%   122.3%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2002    2001/(B)/
                           ----    ----
MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.007    0.021
                          -----    -----
 Total From Investment
            Operations    0.007    0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.007)  (0.021)
                         ------   ------
   Total Dividends and
         Distributions   (0.007)  (0.021)
                         ------   ------
Net Asset Value, End
 of Period............   $1.000   $1.000
                         ======   ======
Total Return /(a)/ ...     0.68%    2.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $36,795   $7,269
 Ratio of Expenses to
  Average Net Assets..     1.35%    1.31%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.59%    2.48%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




                          2002      2001/(C)/
                          ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.99     $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.05         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.99)     (1.16)
                         -----      -----
 Total From Investment
            Operations   (0.94)     (1.16)
                         -----      -----
Net Asset Value, End
 of Period............   $8.05      $8.99
                         =====      =====
Total Return /(a)/ ...  (10.46)%   (11.25)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,315       $559
 Ratio of Expenses to
  Average Net Assets..    1.68%      1.67%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.70%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.24%      0.10%/(e)/
 Portfolio Turnover
  Rate................    71.9%      59.4%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2002      2001/(C)/
                          ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period
 /(a)/ ...............   $7.51      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.51)     (1.37)
                         -----      -----
 Total From Investment
            Operations   (1.50)     (1.37)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.01)        --
 ----                    -----
Net Asset Value, End
 of Period............   $6.00      $7.51
                         =====      =====
Total Return /(b)/ ...  (20.02)%   (15.52)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,756     $2,572
 Ratio of Expenses to
  Average Net Assets..    1.40%      1.36%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.12%      0.02%/(e)/
 Portfolio Turnover
  Rate................    89.4%      71.7%/(e)/



/(a) /Effective September 26, 2002, LargeCap Blend Fund changed its name to
  Partners LargeCap Blend Fund I.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.




                          2002      2001/(B)/
                          ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.31      $8.58
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.40)     (1.25)
                         -----      -----
 Total From Investment
            Operations   (1.42)     (1.27)
                         -----      -----
Net Asset Value, End
 of Period............   $5.89      $7.31
                         =====      =====
Total Return /(a)/ ...  (19.43)%   (15.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,306     $1,050
 Ratio of Expenses to
  Average Net Assets..    1.70%      1.68%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.73)%    (0.84)%/(d)/
 Portfolio Turnover
  Rate................   182.9%     104.8%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2002      2001/(B)/
                          ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.27      $8.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.21)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.07)     (1.08)
                         -----      -----
 Total From Investment
            Operations   (1.28)     (1.10)
                         -----      -----
Net Asset Value, End
 of Period............   $5.99      $7.27
                         =====      =====
Total Return /(a)/ ...  (17.61)%   (13.76)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,425       $688
 Ratio of Expenses to
  Average Net Assets..    1.95%      1.93%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.01)%    (1.15)%/(d)/
 Portfolio Turnover
  Rate................   176.7%     153.6%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




                          2002     2001/(C)/
                          ----     ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.42    $10.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.07)    (0.41)
                         -----     -----
 Total From Investment
            Operations   (1.05)    (0.40)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.04)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.04)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.33    $10.42
                         =====    ======
Total Return /(a)/ ...  (10.13)%   (3.43)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,816      $708
 Ratio of Expenses to
  Average Net Assets..    1.75%     1.72%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.75%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.68%     0.52%/(e)/
 Portfolio Turnover
  Rate................     7.8%     19.5%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2002      2001/(B)/
                          ----      ----
PARTNERS MIDCAP BLEND FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.70     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.83)     (1.25)
                         -----      -----
 Total From Investment
            Operations   (1.86)     (1.30)
                         -----      -----
Net Asset Value, End
 of Period............   $6.84      $8.70
                         =====      =====
Total Return /(a)/ ...  (21.38)%   (13.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,935     $1,251
 Ratio of Expenses to
  Average Net Assets..    1.95%      1.80%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.16)%    (0.93)%/(d)/
 Portfolio Turnover
  Rate................   163.0%     176.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




                          2002      2001/(B)/
                          ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.28      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.09)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.16)     (2.03)
                         -----      -----
 Total From Investment
            Operations   (1.25)     (1.99)
                         -----      -----
Net Asset Value, End
 of Period............   $5.03      $6.28
                         =====      =====
Total Return /(a)/ ...  (19.90)%   (24.43)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,648       $663
 Ratio of Expenses to
  Average Net Assets..    1.95%      1.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.72)%    (1.66)%/(d)/
 Portfolio Turnover
  Rate................   225.6%     347.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002     2001/(B)/
                          ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.35    $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.10)    (0.83)
                         -----     -----
 Total From Investment
            Operations   (0.14)    (0.85)
                         -----     -----
Net Asset Value, End
 of Period............   $9.21     $9.35
                         =====     =====
Total Return /(a)/ ...   (1.50)%   (8.15)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,573      $891
 Ratio of Expenses to
  Average Net Assets..    1.95%     1.92%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.94)%   (0.48)%/(d)/
 Portfolio Turnover
  Rate................    80.0%    224.9%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




                          2002      2001/(B)/
                          ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.12      $8.28
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.06)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (2.14)     (1.11)
                         -----      -----
 Total From Investment
            Operations   (2.20)     (1.16)
                         -----      -----
Net Asset Value, End
 of Period............   $4.92      $7.12
                         =====      =====
Total Return /(a)/ ...  (30.90)%   (13.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,386       $316
 Ratio of Expenses to
  Average Net Assets..    2.05%      2.02%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.85)%    (1.72)%/(d)/
 Portfolio Turnover
  Rate................   110.9%     161.1%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2002      2001/(C)/
                          ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.04      $7.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.53)     (1.67)
                         -----      -----
 Total From Investment
            Operations   (0.57)     (1.71)
                         -----      -----
Net Asset Value, End
 of Period............   $5.47      $6.04
                         =====      =====
Total Return /(a)/ ...   (9.44)%   (22.56)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,099       $301
 Ratio of Expenses to
  Average Net Assets..    1.93%      1.92%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.95%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.64)%    (1.60)%/(e)/
 Portfolio Turnover
  Rate................   120.1%     159.8%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.22 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.




                          2002     2001/(B)/
                          ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.94    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.05)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.28)    (0.02)
                         -----     -----
 Total From Investment
            Operations   (0.33)    (0.06)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.15)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.15)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.46     $9.94
                         =====     =====
Total Return /(a)/ ...   (3.55)%   (0.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,867    $1,472
 Ratio of Expenses to
  Average Net Assets..    1.95%     1.81%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.15)%   (0.84)%/(d)/
 Portfolio Turnover
  Rate................    27.9%     58.0%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2002     2001/(C)/
                          ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.83    $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.10      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.51)    (0.26)
                         -----     -----
 Total From Investment
            Operations   (0.41)    (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.06)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.36     $9.83
                         =====     =====
Total Return /(a)/ ...   (4.16)%   (2.09)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,071      $488
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.05%     1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.79%     1.22%/(e)/
 Portfolio Turnover
  Rate................    17.6%      2.2%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.




                          2002     2001/(C)/
                          ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.69    $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.09      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.63)    (0.36)
                         -----     -----
 Total From Investment
            Operations   (0.54)    (0.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.04)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.11     $9.69
                         =====     =====
Total Return /(a)/ ...   (5.56)%   (3.29)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,645    $1,153
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.05%     1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.46%     1.93%/(e)/
 Portfolio Turnover
  Rate................    12.3%      4.0%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2002     2001/(C)/
                          ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.07      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.78)    (0.52)
                         -----     -----
 Total From Investment
            Operations   (0.71)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.05)       --
 ----                    -----
Net Asset Value, End
 of Period............   $8.74     $9.50
                         =====     =====
Total Return /(a)/ ...   (7.52)%   (5.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,610      $839
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.05%     1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.96%     1.39%/(e)/
 Portfolio Turnover
  Rate................    19.9%     60.2%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.




                          2002     2001/(C)/
                          ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.55     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.88)    (0.45)
                         -----     -----
 Total From Investment
            Operations   (0.84)    (0.43)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)       --
 Distributions from
  Realized Gains......   (0.01)       --
                         -----    ----
   Total Dividends and
         Distributions   (0.05)       --
                         -----    ----
Net Asset Value, End
 of Period............   $8.66     $9.55
                         =====     =====
Total Return /(a)/ ...   (8.89)%   (4.31)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,304      $344
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.05%     1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.45%     0.70%/(e)/
 Portfolio Turnover
  Rate................    19.6%    316.2%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2002     2001/(C)/
                          ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.20     $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.04)    (0.77)
                         -----     -----
 Total From Investment
            Operations   (1.00)    (0.77)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)       --
                         -----    ----
   Total Dividends and
         Distributions   (0.05)       --
                         -----    ----
Net Asset Value, End
 of Period............   $8.15     $9.20
                         =====     =====
Total Return /(a)/ ...  (10.98)%   (7.72)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $776      $273
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.05%     1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.35%     0.20%/(e)/
 Portfolio Turnover
  Rate................    25.4%     59.0%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.




                         2002     2001/(C)/
                         ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $9.99    $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.10      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.33)    (0.19)
                        -----     -----
 Total From Investment
            Operations  (0.23)    (0.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.08)       --
 ----                   -----
   Total Dividends and
         Distributions  (0.08)       --
 ----                   -----
Net Asset Value, End
 of Period............  $9.68     $9.99
                        =====     =====
Total Return /(a)/ ...  (2.29)%   (0.79)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $754      $104
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............   1.04%     1.04%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   1.84%     2.87%/(e)/
 Portfolio Turnover
  Rate................   46.2%    103.3%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2002    2001/(B)/
                           ----    ----
REAL ESTATE FUND
----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.45   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.30     0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.62     0.32
                           ----     ----
 Total From Investment
            Operations     0.92     0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.30)      --
 ----                     -----
   Total Dividends and
         Distributions    (0.30)      --
 ----                     -----
Net Asset Value, End
 of Period............   $11.07   $10.45
                         ======   ======
Total Return /(a)/ ...     8.88%    3.67%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,110   $2,108
 Ratio of Expenses to
  Average Net Assets..     1.80%    1.76%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.83%    4.01%/(d)/
 Portfolio Turnover
  Rate................     46.3%    77.5%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




                           2002     2001/(C)/
                           ----     ----
SMALLCAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.38    $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.83)    (0.07)
                          -----     -----
 Total From Investment
            Operations    (0.85)    (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.02)       --
 ----                     -----
   Total Dividends and
         Distributions    (0.02)       --
 ----                     -----
Net Asset Value, End
 of Period............    $9.51    $10.38
                          =====    ======
Total Return /(a)/ ...    (8.23)%   (0.67)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,167    $2,480
 Ratio of Expenses to
  Average Net Assets..     1.70%     1.66%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.70%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.44)%   (0.35)%/(e)/
 Portfolio Turnover
  Rate................    108.8%    123.5%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2002      2001/(C)/
                          ----      ----
SMALLCAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.31      $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.20)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.91)     (1.72)
                         -----      -----
 Total From Investment
            Operations   (2.11)     (1.75)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.36)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.36)        --
 ----                    -----
Net Asset Value, End
 of Period............   $4.84      $7.31
                         =====      =====
Total Return /(a)/ ...  (30.92)%   (18.42)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,449     $1,322
 Ratio of Expenses to
  Average Net Assets..    1.70%      1.64%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.70%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.27)%    (1.32)%/(e)/
 Portfolio Turnover
  Rate................   255.3%     178.3%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.




                          2002     2001/(B)/
                          ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.14    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)    (0.59)
                         -----     -----
 Total From Investment
            Operations   (0.50)    (0.60)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.14)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.50    $10.14
                         =====    ======
Total Return /(a)/ ...   (5.16)%   (5.59)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,197    $1,860
 Ratio of Expenses to
  Average Net Assets..    1.10%     1.06%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.28)%   (0.26)%/(d)/
 Portfolio Turnover
  Rate................    61.0%     62.0%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2002     2001/(C)/
                          ----     ----
SMALLCAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.48    $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.42     (0.16)
                          ----     -----
 Total From Investment
            Operations    0.41     (0.16)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.47)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.47)       --
 ----                    -----
Net Asset Value, End
 of Period............  $10.42    $10.48
                        ======    ======
Total Return /(a)/ ...    3.65%    (1.04)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,953      $749
 Ratio of Expenses to
  Average Net Assets..    1.69%     1.66%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.70%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.07)%    0.12%/(e)/
 Portfolio Turnover
  Rate................   134.3%     89.1%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

 APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

PERFORMANCE RESULTS - STABLE FUNDS


                              AVERAGE ANNUAL PERFORMANCE                                     ANNUAL PERFORMANCE
                             (THROUGH DECEMBER 31, 2002)                                  (YEAR ENDED DECEMBER 31)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2002  2001  2000  1999  1998  1997  1996  1995   1994    1993
                        ----------------------------------------     --------------------------------------------------------------
CAPITAL PRESERVATION
FUND CLASS J/ (1)/      3.12  3.12   N/A   N/A   N/A    3.28         3.12
 Lehman Brothers
 Mutual Fund U.S.
 Govt. 1-3 Year Index   6.28  6.28  7.70  6.63  6.17                 6.28  8.53  8.17  2.97  6.97  6.65  5.08  10.84   0.52   5.39
 Morningstar
 Short-Term Bond
 Category               5.24  5.24  6.62  5.75  5.78                 5.24  7.32  8.14  2.12  6.28  6.51  4.35  11.48  -0.86   6.86

HIGH QUALITY
SHORT-TERM BOND FUND
CLASS J/ (2)/           6.77  6.77   N/A   N/A   N/A    5.84         6.77
Principal Global
Investors Limited Term
Fixed Income Composite  8.01  8.01  7.99  6.33   N/A                 8.01  7.19  8.81  1.05  6.79  6.64  4.88
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index    8.12  8.12  8.68  7.12  6.62                 8.12  9.03  8.91  2.09  7.63  7.13  4.67  12.88  -0.72   7.10
 Morningstar
 Short-Term Bond
 Category               5.24  5.24  6.62  5.75  5.78                 5.24  7.32  8.14  2.12  6.28  6.51  4.35  11.48  -0.86   6.86

MONEY MARKET FUND
CLASS J/ (2)/           0.53  0.53   N/A   N/A   N/A    1.55         0.53
Principal Global
Investors Money Market
Composite               1.75  1.75  4.08  4.41  4.39                 1.75  4.33  6.21  4.71  5.13  5.10  4.95   5.53   3.69   2.59

/(1)/ Fund's inception
06/15/01
/(2)/ Class J Shares
inception 03/01/01

                        ----------------------------------------     --------------------------------------------------------------

PERFORMANCE RESULTS - CONSERVATIVE FUNDS


                               AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2002)

                                                           LIFE
                         YTD   1 YR   3 YR   5 YR  10 YR  OF FUND       2002
                        -------------------------------------------     -------
BOND & MORTGAGE
SECURITIES FUND CLASS
J/ (1)/                  8.22   8.22    N/A   N/A   N/A    6.57          8.22
Principal Global
Investors Multi Sector
Fixed Income Composite   9.94   9.94  10.10  7.46  7.73                  9.94
 Lehman Brothers
 Aggregate Bond Index   10.26  10.26  10.09  7.54  7.51                 10.26
 Morningstar
 Intermediate-Term
 Bond Category           7.88   7.88   8.44  6.20  6.69                  7.88

GOVERNMENT SECURITIES
FUND CLASS J/ (1)/       7.75   7.75    N/A   N/A   N/A    6.54          7.75
Principal Global
Investors Mortgage
Backed Securities
Composite                8.84   8.84   9.13  6.99  7.08                  8.84
 Lehman Brothers
 Mortgage Backed
 Securities Index        8.75   8.75   9.36  7.34  7.27                  8.75
 Morningstar
 Intermediate
 Government Category     9.07   9.07   8.96  6.53  6.49                  9.07

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND CLASS J /(1)/       8.71   8.71    N/A   N/A   N/A    6.91          8.71
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite               10.02  10.02   9.66  7.27   N/A                 10.02
 Lehman Brothers
 Aggregate Bond Index   10.26  10.26  10.09  7.54  7.51                 10.26
 Morningstar
 Intermediate-Term
 Bond Category           7.88   7.88   8.44  6.20  6.69                  7.88

HIGH QUALITY LONG-TERM
BOND FUND CLASS J/
(1)/                    10.24  10.24    N/A   N/A   N/A    7.25         10.24
Principal Global
Investors Long Term
Fixed Income Composite  11.35  11.35   9.91  6.30   N/A                 11.35
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index             14.81  14.81  12.67  8.10  9.03                 14.81
 Morningstar Long-Term
 Bond Category           8.60   8.60   8.74  5.89  6.97                  8.60

/(1)/ Class J Shares
inception 03/01/01

                        -------------------------------------------     -------
                                            ANNUAL PERFORMANCE
                                         (YEAR ENDED DECEMBER 31)


                        2001  2000   1999   1998   1997   1996  1995   1994    1993
                        -------------------------------------------------------------
BOND & MORTGAGE
SECURITIES FUND CLASS
J/ (1)/
Principal Global        8.43  12.00  -0.57   7.97  10.16  3.94  18.41  -2.05   10.67
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers        8.42  11.63  -0.82   8.69   9.65  3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar            7.36   9.45  -1.22   7.42   8.76  3.30  17.35  -3.73   10.39
 Intermediate-Term
 Bond Category

GOVERNMENT SECURITIES
FUND CLASS J/ (1)/
Principal Global        7.51  11.08   0.22   7.62   9.97  3.90  19.10  -4.41    9.21
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers        8.22  11.16   1.85   6.97   9.49  5.36  16.80  -1.61    6.84
 Mortgage Backed
 Securities Index
 Morningstar            6.84  10.76  -1.44   7.45   8.45  2.80  16.42  -4.02    8.03
 Intermediate
 Government Category

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND CLASS J /(1)/
Principal Global        8.32  10.71  -0.57   8.28   9.32
Investors Multi Sector
High Qual. Fixed Inc.
Composite
 Lehman Brothers        8.42  11.63  -0.82   8.69   9.65  3.63  13.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar            7.36   9.45  -1.22   7.42   8.76  3.30  17.35  -3.73   10.39
 Intermediate-Term
 Bond Category

HIGH QUALITY LONG-TERM
BOND FUND CLASS J/
(1)/
Principal Global        8.05  10.40  -7.41  10.39   4.85
Investors Long Term
Fixed Income Composite
 Lehman Brothers Long   7.26  16.16  -7.64  11.76  14.52  0.13  29.93  -7.10   16.17
 Term Gov't./Credit
 Bond Index
 Morningstar Long-Term  7.51   9.26  -2.78   6.51  10.53  3.54  21.33  -6.13   13.34
 Bond Category

/(1)/ Class J Shares
inception 03/01/01

                        -------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS


                                 AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH DECEMBER 31, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2002
                        -----------------------------------------------     --------
BALANCED FUND CLASS J/
(1)/                    -12.94  -12.94     N/A    N/A   N/A    -8.42        -12.94
Principal Global
Investors Balanced                                                      -
Composite                -9.73   -9.73   -2.93   0.95  7.10                  -9.73
Principal Global
Investors Multi Sector
Fixed Income Composite    9.94    9.94   10.10   7.46  7.73                   9.94
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Lehman Brothers
 Aggregate Bond Index    10.26   10.26   10.09   7.54  7.51                  10.26
 Morningstar Domestic
 Hybrid Category         -9.67   -9.67   -4.03   1.49  7.04                  -9.67

PARTNERS LARGECAP
BLEND FUND I CLASS J/
(1)/                    -25.65  -25.65     N/A    N/A   N/A   -19.61        -25.65
Goldman LargeCap Blend
Composite               -21.93  -21.93  -14.03  -0.30  9.98                 -21.93
Wellington LargeCap
Blend Composite         -24.01  -24.01  -14.74   0.00  9.33                 -24.01
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Morningstar Large
 Blend Category         -22.02  -22.02  -13.53  -1.47  7.85                 -22.02

PARTNERS LARGECAP
BLEND FUND CLASS J/
(1)/                    -17.17  -17.17     N/A    N/A   N/A   -12.31        -17.17
Federated Core Equity
Composite               -18.41  -18.41   -9.40   5.29   N/A                 -18.41
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Morningstar Large
 Blend Category         -22.02  -22.02  -13.53  -1.47  7.85                 -22.02

LARGECAP GROWTH FUND
CLASS J/ (1)/           -28.97  -28.97     N/A    N/A   N/A   -22.77        -28.97
Principal Global
Investors Large Cap
Quality Growth
Composite               -33.59  -33.59  -23.67    N/A   N/A                 -33.59
 Russell 1000 Growth
 Index                  -27.88  -27.88  -23.62  -3.84  6.70                 -27.88
 Morningstar Large
 Growth Category        -27.73  -27.73  -21.65  -2.72  6.22                 -27.73

PARTNERS LARGECAP
GROWTH FUND CLASS J/
(//2//)/                   N/A     N/A     N/A    N/A   N/A      N/A
Putnam Voyager Fund
Composite               -25.84  -25.84  -21.30  -0.75  9.19                 -25.84
 Russell 1000 Growth
 Index                  -27.88  -27.88  -23.62  -3.84  6.70                 -27.88
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Morningstar Large
 Growth Category        -27.73  -27.73  -21.65  -2.72  6.22                 -27.73


PARTNERS LARGECAP
GROWTH FUND I CLASS J/
(1)/                    -28.41  -28.41     N/A    N/A   N/A   -20.30        -28.41
Morgan Stanley Equity
Growth Composite        -27.75  -27.75  -18.32  -1.65  9.49                 -27.75
 Russell 1000 Growth
 Index                  -27.88  -27.88  -23.62  -3.84   6.70                -27.88
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Morningstar Large
 Growth Category        -27.73  -27.73  -21.65  -2.72  6.22                 -27.73


/(1)/ Class J Shares
inception 03/01/01
/(//2//)/ Fund's
inception 12/30/2002

                        -----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2001    2000   1999   1998   1997   1996   1995   1994    1993
                        -----------------------------------------------------------------
BALANCED FUND CLASS J/
(1)/
Principal Global         -3.01   -6.47   2.20  12.17  20.03  10.69  26.88  -1.63   14.25
Investors Balanced
Composite
Principal Global          8.43   12.00  -0.57   7.97  10.16   3.94  18.41  -2.05   10.67
Investors Multi Sector
Fixed Income Composite
 S&P 500 Index          -11.88   -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Lehman Brothers          8.42   11.63  -0.82   8.69   9.65   3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar Domestic    -4.01    2.06   8.24  12.50  18.24  13.07  24.87  -2.56   12.07
 Hybrid Category

PARTNERS LARGECAP
BLEND FUND I CLASS J/
(1)/
Goldman LargeCap Blend  -10.54   -9.05  22.28  27.00  33.36  24.62  37.48   1.27   13.51
Composite
Wellington LargeCap     -12.79   -6.49  20.67  33.73  31.37  24.24  33.94  -2.23   14.19
Blend Composite
 S&P 500 Index          -11.88   -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Morningstar Large      -13.68   -6.97  19.72  21.95  27.43  20.37  31.99  -1.08   11.12
 Blend Category

PARTNERS LARGECAP
BLEND FUND CLASS J/
(1)/
Federated Core Equity    -5.75   -3.31  44.20  20.71  31.30  18.98
Composite
 S&P 500 Index          -11.88   -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Morningstar Large      -13.68   -6.97  19.72  21.95  27.43  20.37  31.99  -1.08   11.12
 Blend Category

LARGECAP GROWTH FUND
CLASS J/ (1)/
Principal Global        -25.45  -10.24
Investors Large Cap
Quality Growth
Composite
 Russell 1000 Growth    -20.42  -22.42  33.16  38.71  30.49  23.12  37.19   2.66    2.90
 Index
 Morningstar Large      -23.63  -14.09  39.72  33.56  25.00  18.95  32.27  -2.32   10.31
 Growth Category

PARTNERS LARGECAP
GROWTH FUND CLASS J/
(//2//)/
Putnam Voyager Fund     -23.03  -17.38  55.28  23.17  25.20  12.07  39.34  -0.05   17.96
Composite
 Russell 1000 Growth    -20.42  -22.42  33.16  38.71  30.49  23.12  37.19   2.66    2.90
 Index
 S&P 500 Index          -11.88   -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Morningstar Large      -23.63  -14.09  39.72  33.56  25.00  18.95  32.27  -2.32   10.31
 Growth Category


PARTNERS LARGECAP
GROWTH FUND I CLASS J/
(1)/
Morgan Stanley Equity   -15.26  -11.00  39.42  21.11  31.40  31.23  45.03   3.18    4.32
Growth Composite
 Russell 1000 Growth    -20.42  -22.42  33.16   38.71  30.49  23.12  37.19   2.66    2.90
 Index
 S&P 500 Index          -11.88   -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Morningstar Large      -23.63  -14.09  39.72  33.58  25.00  18.95  32.27  -2.32   10.31
 Growth Category


/(1)/ Class J Shares
inception 03/01/01
/(//2//)/ Fund's
inception 12/30/2002

                        -----------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS


                                 AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH DECEMBER 31, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2002
                        -----------------------------------------------     --------
PARTNERS LARGECAP
GROWTH FUND II CLASS
J/(1)/                  -26.61  -26.61     N/A    N/A    N/A  -18.28        -26.61
American Century Large
Cap Growth Equity
Composite               -26.11  -26.11  -19.97  -1.15   5.59                -26.11
 Russell 1000 Growth
 Index                  -27.88  -27.88  -23.62  -3.84   6.70                -27.88
 Morningstar Large
 Growth Category        -27.73  -27.73  -21.65  -2.72   6.22                -27.73

LARGECAP S&P 500 INDEX
FUND CLASS J/ (//1//)/  -22.97  -22.97     N/A    N/A    N/A  -16.83        -22.97
Principal Global
Investors S&P 500                                                       -
Index Composite         -22.34  -22.34  -14.86  -0.95    N/A                -22.34
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59   9.34                -22.11
 Morningstar Large
 Blend Category         -22.02  -22.02  -13.53  -1.47   7.85                -22.02

LARGECAP VALUE FUND
CLASS J/ (//1//)/       -13.72  -13.72     N/A    N/A    N/A  -10.02        -13.72
Principal Global
Investors Large Cap
Value Composite         -13.60  -13.60   -6.28  -2.78    N/A                -13.60
 Russell 1000 Value
 Index                  -15.52  -15.52   -5.14   1.16  10.80                -15.52
 Morningstar Large
 Value Category         -18.92  -18.92   -6.01  -0.54   8.63                -18.92

PARTNERS LARGECAP
VALUE FUND CLASS J/
(//1//)/                -14.37  -14.37     N/A    N/A    N/A   -5.94        -14.37
Bernstein Diversified
Value Composite         -12.59  -12.59    0.97    N/A    N/A                -12.59
 Russell 1000 Value
 Index                  -15.52  -15.52   -5.14   1.16  10.80                -15.52
 Morningstar Large
 Value Category         -18.92  -18.92   -6.01  -0.54   8.63                -18.92

MIDCAP VALUE FUND
CLASS J/ (//1//)/        -8.95   -8.95     N/A    N/A    N/A   -2.63         -8.95
Principal Global
Investors Mid Cap
Value Composite          -7.95   -7.95    0.48  -0.60   9.25                 -7.95
 Russell Midcap Value
 Index                   -9.65   -9.65    3.29   2.95  11.05                 -9.65
 Morningstar Mid-Cap
 Value Category         -12.91  -12.91    2.54   3.17  10.26                -12.91

PARTNERS MIDCAP VALUE
FUND CLASS J/ (1)/      -10.75  -10.75     N/A    N/A    N/A   -4.81        -10.75
Neuberger Berman
MidCap Value Composite  -10.53  -10.53    4.31   1.84  11.14                -10.53
 Russell Midcap Value
 Index                   -9.65   -9.65    3.29   2.95  11.05                 -9.65
 Morningstar Mid-Cap
 Value Category         -12.91  -12.91    2.54   3.17  10.26                -12.91

/(1)/ Class J Shares
inception 03/01/01

                        -----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2001    2000   1999    1998   1997   1996   1995   1994    1993
                        ------------------------------------------------------------------
PARTNERS LARGECAP
GROWTH FUND II CLASS
J/(1)/
American Century Large  -18.66  -14.71  34.68   36.77  29.28  14.92  20.35  -1.49    3.76
Cap Growth Equity
Composite
 Russell 1000 Growth    -20.42  -22.42  33.16   38.71  30.49  23.12  37.19   2.66    2.90
 Index
 Morningstar Large      -23.63  -14.09  39.72   33.58  25.00  18.95  32.27  -2.32   10.31
 Growth Category

LARGECAP S&P 500 INDEX
FUND CLASS J/ (//1//)/
Principal Global        -12.30   -9.44  20.62   28.18  32.89  22.51  37.07   1.05
Investors S&P 500
Index Composite
 S&P 500 Index          -11.88   -9.11  21.04   28.58  33.36  22.96  37.58   1.32   10.08
 Morningstar Large      -13.68   -6.97  19.72   21.95  27.43  20.37  31.99  -1.08   11.12
 Blend Category

LARGECAP VALUE FUND
CLASS J/ (//1//)/
Principal Global         -8.30    3.88  -7.12   18.04  28.94  22.18
Investors Large Cap
Value Composite
 Russell 1000 Value      -5.59    7.02   7.35   15.63  35.18  21.64  38.35  -1.99   18.12
 Index
 Morningstar Large       -5.37    5.47   6.63   13.10  27.01  20.79  32.28  -0.81   13.25
 Value Category

PARTNERS LARGECAP         5.53
VALUE FUND CLASS J/
(//1//)/
Bernstein Diversified     4.26   13.80
Value Composite
 Russell 1000 Value      -5.59    7.02   7.35   15.63  35.18  21.64  38.35  -1.99   18.12
 Index
 Morningstar Large       -5.37    5.47   6.63   13.10  27.01  20.79  32.28  -0.81   13.25
 Value Category

MIDCAP VALUE FUND
CLASS J/ (//1//)/
Principal Global          3.67    6.32  -7.36    3.25  35.49  16.03  41.18   0.98   11.43
Investors Mid Cap
Value Composite
 Russell Midcap Value     2.34   19.18  -0.11    5.09  34.37  20.26  34.93  -2.13   15.62
 Index
 Morningstar Mid-Cap      6.40   16.82   7.78    3.92  26.04  20.50  29.27  -1.11   17.11
 Value Category

PARTNERS MIDCAP VALUE    -1.78
FUND CLASS J/ (1)/
Neuberger Berman         -2.20   29.70   8.04  -10.66  32.66  28.08  35.23  -1.89   16.44
MidCap Value Composite
 Russell Midcap Value     2.34   19.18  -0.11    5.09  34.37  20.26  34.93  -2.13   15.62
 Index
 Morningstar Mid-Cap      6.40   16.82   7.78    3.92  26.04  20.50  29.27  -1.11   17.11
 Value Category

/(1)/ Class J Shares
inception 03/01/01

                        ------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                                 AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH DECEMBER 31, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2002
                        -----------------------------------------------     --------
MIDCAP BLEND FUND
CLASS J/ (1)/            -9.30   -9.30     N/A    N/A    N/A   -4.71         -9.30
Principal Global
Investors Mid Cap                                                       -
Blend Composite          -8.72   -8.72   -0.01   3.30   9.36                 -8.72
 Russell Midcap Index   -16.19  -16.19   -5.04   2.19   9.91                -16.19
 Morningstar Mid-Cap
 Blend Category         -17.08  -17.08   -4.17   2.75   9.79                -17.08

PARTNERS MIDCAP BLEND
FUND CLASS J/ (1)/      -28.85  -28.85     N/A    N/A    N/A  -17.79        -28.85
Morgan Stanley MidCap
Blend Composite         -27.80  -27.80   -8.01   1.58    N/A                -27.80
 S&P MidCap 400 Index   -14.53  -14.53   -0.06   6.40  11.95                -14.53
 Morningstar Mid-Cap
 Blend Category         -17.08  -17.08   -4.17   2.75   9.79                -17.08

MIDCAP GROWTH FUND
CLASS J/ (1)/           -41.07  -41.07     N/A    N/A    N/A  -31.12        -41.07
Principal Global
Investors Mid Cap
Growth Composite        -41.41  -41.41  -26.18  -6.88    N/A                -41.41
 Russell Midcap Growth
 Index                  -27.40  -27.40  -20.00  -1.82   6.70                -27.40
 Morningstar Mid-Cap
 Growth Category        -27.53  -27.53  -18.97  -1.09   6.54                -27.53

MIDCAP S&P 400 INDEX
FUND CLASS J/ (1)/      -16.07  -16.07     N/A    N/A    N/A   -7.82        -16.07
Principal Global
Investors S&P 400
Index Composite         -15.06  -15.06   -0.79    N/A    N/A                -15.06
 S&P MidCap 400 Index   -14.53  -14.53   -0.06   6.40  11.95                -14.53
 Morningstar Mid-Cap
 Blend Category         -17.08  -17.08   -4.17   2.75   9.79                -17.08

PARTNERS MIDCAP GROWTH
FUND CLASS J/ (1)/      -32.51  -32.51     N/A    N/A    N/A  -25.01        -32.51
Turner Midcap Growth
Composite               -32.53  -32.53  -23.70   4.86    N/A                -32.53
 Russell Midcap Growth
 Index                  -27.40  -27.40  -20.00  -1.82   6.70                -27.40
 Morningstar Mid-Cap
 Growth Category        -27.53  -27.53  -18.97  -1.09   6.54                -27.53

REAL ESTATE FUND CLASS
J/ (1)/                   6.87    6.87     N/A    N/A    N/A    9.77          6.87
Principal Capital -
REI Real Estate
Composite                 8.06    8.06   15.47   6.07    N/A                  8.06
 Morgan Stanley REIT
 Index                    3.64    3.64   14.02   3.30    N/A                  3.64
 Morningstar Specialty
 - Real Estate
 Category                 4.10    4.10   12.89   2.99   8.86                  4.10

/(1)/ Class J Shares
inception 03/01/01

                        -----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2001    2000    1999    1998   1997   1996   1995   1994    1993
                        -------------------------------------------------------------------
MIDCAP BLEND FUND
CLASS J/ (1)/
Principal Global         -3.49   13.49   12.37    4.72  24.95  18.66  33.39   5.46   -0.26
Investors Mid Cap
Blend Composite
 Russell Midcap Index    -5.63    8.25   18.23   10.09  29.01  19.00  34.46  -2.09   14.30
 Morningstar Mid-Cap     -4.96    3.37   18.70    6.77  26.45  20.44  28.71  -1.61   14.50
 Blend Category

PARTNERS MIDCAP BLEND
FUND CLASS J/ (1)/
Morgan Stanley MidCap    -3.50   11.74   19.99   15.78  39.58  40.77  32.71
Blend Composite
 S&P MidCap 400 Index    -0.60   17.51   14.72   19.11  32.25  19.18  30.92  -3.59   13.93
 Morningstar Mid-Cap     -4.96    3.37   18.70    6.77  26.45  20.44  28.71  -1.61   14.50
 Blend Category

MIDCAP GROWTH FUND
CLASS J/ (1)/
Principal Global        -27.92   -4.81   69.96    2.48  26.15  13.40
Investors Mid Cap
Growth Composite
 Russell Midcap Growth  -20.16  -11.74   51.29   17.86  22.54  17.48  33.98  -2.16   11.19
 Index
 Morningstar Mid-Cap    -21.28   -6.90   63.90   17.51  17.05  16.99  34.79  -1.03   15.64
 Growth Category

MIDCAP S&P 400 INDEX
FUND CLASS J/ (1)/
Principal Global         -1.25   16.41
Investors S&P 400
Index Composite
 S&P MidCap 400 Index    -0.60   17.51   14.72   19.11  32.25  19.20  30.95  -3.58   13.95
 Morningstar Mid-Cap     -4.96    3.37   18.70    6.77  26.45  20.44  28.71  -1.61   14.50
 Blend Category

PARTNERS MIDCAP GROWTH
FUND CLASS J/ (1)/
Turner Midcap Growth    -28.17   -8.10  126.09   26.33  41.77
Composite
 Russell Midcap Growth  -20.16  -11.74   51.29   17.86  22.54  17.48  33.98  -2.16   11.19
 Index
 Morningstar Mid-Cap    -21.28   -6.90   63.90   17.51  17.05  16.99  34.79  -1.03   15.64
 Growth Category

REAL ESTATE FUND CLASS
J/ (1)/
Principal Capital -       8.73   31.15   -3.01  -10.20  19.83
REI Real Estate
Composite
 Morgan Stanley REIT     12.83   26.81   -4.55  -16.90  18.58  35.89  12.90
 Index
 Morningstar Specialty    8.93   25.83   -3.35  -15.79  23.05  31.68  15.17  -0.62   21.11
 - Real Estate
 Category

/(1)/ Class J Shares
inception 03/01/01

                        -------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                                 AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH DECEMBER 31, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2002
                        -----------------------------------------------     --------
SMALLCAP BLEND FUND
CLASS J/ (1)/           -17.85  -17.85     N/A    N/A    N/A   -4.60        -17.85
Principal Global
Investors Small                                                         -
Company Blend
Composite               -15.48  -15.48   -3.18   2.13   9.66                -15.48
 Russell 2000 Index     -20.48  -20.48   -7.53  -1.36   7.15                -20.48
 Morningstar Small
 Blend Category         -16.17  -16.17    0.97   2.10   7.97                -16.17

SMALLCAP GROWTH FUND
CLASS J/ (1)/           -39.83  -39.83     N/A    N/A    N/A  -25.28        -39.83
Principal Global
Investors Small
Company Growth
Composite               -40.54  -40.54  -26.81  -8.66    N/A                -40.54
 Russell 2000 Growth
 Index                  -30.25  -30.25  -21.08  -6.58   2.63                -30.25
 Morningstar Small
 Growth Category        -28.42  -28.42  -14.72  -1.10   6.25                -28.42

PARTNERS SMALLCAP
GROWTH FUND I CLASS J/
(1)/                    -41.11  -41.11     N/A    N/A    N/A  -24.71        -41.11
Neuberger Berman
SmallCap Growth
Composite               -42.82  -42.82  -29.45    N/A    N/A                -42.82
 Russell 2000 Growth
 Index                  -30.25  -30.25  -21.08  -6.58   2.63                -30.25
 Morningstar Small
 Growth Category        -28.42  -28.42  -14.72  -1.10   6.25                -28.42

PARTNERS SMALLCAP
GROWTH FUND II CLASS
J/ (1)/                 -25.31  -25.31     N/A    N/A    N/A  -18.65        -25.31
UBS U.S. Small
Capitalization Growth
Equity Composite        -17.82  -17.82   -3.08   3.38    N/A                -17.82
 Russell 2000 Growth
 Index                  -30.25  -30.25  -21.08  -6.58   2.63                -30.25
 Morningstar Small
 Growth Category        -28.42  -28.42  -14.72  -1.10   6.25                -28.42

SMALLCAP S&P 600 INDEX
FUND CLASS J/ (1)/      -15.75  -15.75     N/A    N/A    N/A   -5.14        -15.75
Principal Global
Investors Small Cap
S&P 600 Index
Composite               -15.29  -15.29   -0.48    N/A    N/A                -15.29
 S&P SmallCap 600
 Index                  -14.63  -14.63    0.55   2.43   9.70                -14.63
 Morningstar Small
 Blend Category         -16.17  -16.17    0.97   2.10   7.97                -16.17

SMALLCAP VALUE FUND
CLASS J/ (1)/            -3.49   -3.49     N/A    N/A    N/A    3.34         -3.49
Principal Global
Investors Small Cap
Value Composite          -1.94   -1.94    6.17   0.48    N/A                 -1.94
 Russell 2000 Value
 Index                  -11.42  -11.42    7.44   2.71  10.85                -11.42
 Morningstar Small
 Value Category         -10.25  -10.25    7.32   2.86  10.28                -10.25

/(1)/ Class J Shares
inception 03/01/01

                        -----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2001    2000    1999    1998   1997   1996   1995   1994    1993
                        -------------------------------------------------------------------
SMALLCAP BLEND FUND
CLASS J/ (1)/
Principal Global          1.79   19.86   12.50  -11.27  15.89
Investors Small
Company Blend
Composite
 Russell 2000 Index       2.49   -3.02   21.26   -2.55  22.36  16.50  28.45  -1.82   18.88
 Morningstar Small        8.41   12.84   18.18   -3.64  26.12  19.66  25.51  -0.97   16.65
 Blend Category

SMALLCAP GROWTH FUND
CLASS J/ (1)/
Principal Global         -0.41  -33.86   66.37   -2.47  34.77  14.19
Investors Small
Company Growth
Composite
 Russell 2000 Growth     -9.23  -22.43   43.09    1.23  12.95  11.26  31.04  -2.43   13.36
 Index
 Morningstar Small       -9.02   -5.71   61.45    4.49  18.19  19.99  35.44  -0.28   16.70
 Growth Category

PARTNERS SMALLCAP       -13.93
GROWTH FUND I CLASS J/
(1)/
Neuberger Berman        -14.30  -28.36  134.28
SmallCap Growth
Composite
 Russell 2000 Growth     -9.23  -22.43   43.09    1.23  12.95  11.26  31.04  -2.43   13.36
 Index
 Morningstar Small       -9.02   -5.71   61.45    4.49  18.19  19.99  35.44  -0.28   16.70
 Growth Category

PARTNERS SMALLCAP       -20.45
GROWTH FUND II CLASS
J/ (1)/
UBS U.S. Small          -10.83   24.24   45.42  -10.81  22.93  18.54  23.44
Capitalization Growth
Equity Composite
 Russell 2000 Growth     -9.23  -22.43   43.09    1.23  12.95  11.26  31.04  -2.43   13.36
 Index
 Morningstar Small       -9.02   -5.71   61.45    4.49  18.19  19.99  35.44  -0.28   16.70
 Growth Category

SMALLCAP S&P 600 INDEX
FUND CLASS J/ (1)/
Principal Global          5.61   10.17
Investors Small Cap
S&P 600 Index
Composite
 S&P SmallCap 600         6.54   11.80   12.40   -1.31  25.58  21.32  29.97  -4.77   18.78
 Index
 Morningstar Small        8.41   12.84   18.18   -3.64  26.12  19.66  25.51  -0.97   16.65
 Blend Category

SMALLCAP VALUE FUND
CLASS J/ (1)/
Principal Global          8.93   12.05   -8.92   -6.03  33.65  28.44
Investors Small Cap
Value Composite
 Russell 2000 Value      14.02   22.83   -1.49   -6.45  31.78  21.37  25.75  -1.27   23.84
 Index
 Morningstar Small       17.31   16.98    4.49   -6.99  30.04  25.53  25.13  -0.81   16.72
 Value Category

/(1)/ Class J Shares
inception 03/01/01

                        -------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2002)

                                                             LIFE
                         YTD     1 YR   3 YR   5 YR  10 YR  OF FUND        2002
                        ---------------------------------------------     --------
PARTNERS SMALLCAP
VALUE FUND CLASS J/
(1)/                    -11.11  -11.11    N/A   N/A    N/A   1.07         -11.11
Ark Asset Small Cap                                                   -
Value Composite          -9.72   -9.72  13.59  8.81    N/A                 -9.72
 Russell 2000 Value
 Index                  -11.42  -11.42   7.44  2.71  10.85                -11.42
 Morningstar Small
 Value Category         -10.25  -10.25   7.32  2.86  10.28                -10.25

/(1)/ Class J Shares
inception 03/01/01

                        ---------------------------------------------     --------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2001   2000   1999   1998   1997   1996   1995   1994    1993
                        ---------------------------------------------------------------
PARTNERS SMALLCAP
VALUE FUND CLASS J/
(1)/
Ark Asset Small Cap     21.50  33.67   6.05  -1.89  32.41  24.03  33.78
Value Composite
 Russell 2000 Value     14.02  22.83  -1.49  -6.45  31.78  21.37  25.75  -1.27   23.84
 Index
 Morningstar Small      17.31  16.98   4.49  -6.99  30.04  25.53  25.13  -0.81   16.72
 Value Category

/(1)/ Class J Shares
inception 03/01/01

                        ---------------------------------------------------------------

PERFORMANCE RESULTS - DYNAMIC FUNDS


                                 AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH DECEMBER 31, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2002
                        -----------------------------------------------     --------
INTERNATIONAL EMERGING
MARKETS FUND CLASS J/
(1)/                     -7.72   -7.72     N/A    N/A    N/A   -7.02         -7.72
Principal Global
Investors
International Emerging
Markets
Equity Composite         -6.80   -6.80  -13.82  -2.96    N/A                 -6.80
 MSCI Emerging Markets
 Free Index-ID           -7.97   -7.97  -15.81  -6.67  -0.75                 -7.97
 Morningstar
 Diversified Emerging
 Markets Category        -5.90   -5.90  -14.09  -4.63   0.29                 -5.90

INTERNATIONAL FUND I
CLASS J/ (1)/           -17.17  -17.17     N/A    N/A    N/A  -18.46        -17.17
Principal Global
Investors
International Broad
Markets
Composite               -15.04  -15.04  -16.13  -3.62   6.50                -15.04
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -15.94  -15.94  -17.29  -2.93   3.98                -15.94
 Morningstar Foreign
 Stock Category         -16.35  -16.35  -17.82  -2.09   4.86                -16.35

INTERNATIONAL FUND II
CLASS J/ (1)/           -16.86  -16.86     N/A    N/A    N/A  -16.97        -16.86
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -15.94  -15.94  -17.29  -2.93   3.98                -15.94
 Morningstar Foreign
 Stock Category         -16.35  -16.35  -17.82  -2.09   4.86                -16.35

INTERNATIONAL SMALLCAP
FUND CLASS J/ (1)/      -16.46  -16.46     N/A    N/A    N/A  -17.03        -16.46
Principal Global
Investors
International Small
Cap Equity
Composite               -15.44  -15.44  -16.44   4.28    N/A                -15.44
 MSCI EAFE Small Cap
 Index                   -7.82   -7.82   -9.32    N/A    N/A                 -7.82
 Morningstar Foreign
 Stock Category         -16.35  -16.35  -17.82  -2.09   4.86                -16.35

/(1)/ Class J Shares
inception 03/01/01

                        -----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2001    2000   1999    1998    1997   1996   1995   1994    1993
                        -------------------------------------------------------------------
INTERNATIONAL EMERGING
MARKETS FUND CLASS J/
(1)/
Principal Global         -3.66  -28.63  63.25  -17.59   11.38  25.57   7.46
Investors
International Emerging
Markets
Equity Composite
 MSCI Emerging Markets   -4.91  -31.86  63.70  -27.52  -13.41   3.92  -6.95  -8.67   71.26
 Free Index-ID
 Morningstar             -3.73  -31.11  71.86  -27.03   -3.68  13.35  -3.45  -9.27   73.26
 Diversified Emerging
 Markets Category

INTERNATIONAL FUND I
CLASS J/ (1)/
Principal Global        -24.79   -7.57  25.78   10.47   12.43  24.54  14.07  -2.38   44.82
Investors
International Broad
Markets
Composite
 MSCI EAFE (Europe,     -21.44  -14.17  26.96   20.00    1.78   6.05  11.21   7.78   32.56
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -21.93  -15.66  44.49   13.00    5.43  12.39   9.82  -0.40   36.71
 Stock Category

INTERNATIONAL FUND II
CLASS J/ (1)/
 MSCI EAFE (Europe,     -21.44  -14.17  26.96   20.00    1.78   6.05  11.21   7.78   32.56
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -21.93  -15.66  44.49   13.00    5.43  12.39   9.82  -0.40   36.71
 Stock Category

INTERNATIONAL SMALLCAP
FUND CLASS J/ (1)/
Principal Global        -21.87  -11.70  86.79   13.24   15.62  40.53   3.61
Investors
International Small
Cap Equity
Composite
 MSCI EAFE Small Cap    -12.51   -7.56  19.73
 Index
 Morningstar Foreign    -21.93  -15.66  44.49   13.00    5.43  12.39   9.82  -0.40   36.71
 Stock Category

/(1)/ Class J Shares
inception 03/01/01

                        -------------------------------------------------------------------

PERFORMANCE RESULTS - LIFETIME FUNDS




                                 AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH DECEMBER 31, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2002
                        -----------------------------------------------     --------
LIFETIME 2010 FUND
CLASS J/ (1)/            -5.26   -5.26     N/A    N/A   N/A    -3.47         -5.26
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Lehman Brothers
 Aggregate Bond Index    10.26   10.26   10.09   7.54  7.51                  10.26
 Morningstar Domestic
 Hybrid Category         -9.67   -9.67   -4.03   1.49  7.04                  -9.67

LIFETIME 2020 FUND
CLASS J/ (1)/            -7.83   -7.83     N/A    N/A   N/A    -5.17         -7.83
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Lehman Brothers
 Aggregate Bond Index    10.26   10.26   10.09   7.54  7.51                  10.26
 Morningstar Domestic
 Hybrid Category         -9.67   -9.67   -4.03   1.49  7.04                  -9.67

LIFETIME 2030 FUND
CLASS J/ (1)/           -10.96  -10.96     N/A    N/A   N/A    -7.65        -10.96
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Lehman Brothers
 Aggregate Bond Index    10.26   10.26   10.09   7.54  7.51                  10.26
 Morningstar Domestic
 Hybrid Category         -9.67   -9.67   -4.03   1.49  7.04                  -9.67

LIFETIME 2040 FUND
CLASS J/ (1)/           -13.55  -13.55     N/A    N/A   N/A    -8.12        -13.55
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Lehman Brothers
 Aggregate Bond Index    10.26   10.26   10.09   7.54  7.51                  10.26
 Morningstar Domestic
 Hybrid Category         -9.67   -9.67   -4.03   1.49  7.04                  -9.67

LIFETIME 2050 FUND
CLASS J/ (1)/           -16.31  -16.31     N/A    N/A   N/A   -11.59        -16.31
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Lehman Brothers
 Aggregate Bond Index    10.26   10.26   10.09   7.54  7.51                  10.26
 Morningstar Large
 Blend Category         -22.02  -22.02  -13.53  -1.47  7.85                 -22.02

LIFETIME STRATEGIC
INCOME FUND CLASS J/
(1)/                     -2.63   -2.63     N/A    N/A   N/A    -1.37         -2.63
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Lehman Brothers
 Aggregate Bond Index    10.26   10.26   10.09   7.54  7.51                  10.26
 Morningstar Domestic
 Hybrid Category         -9.67   -9.67   -4.03   1.49  7.04                  -9.67

/(1)/ Class J Shares
inception 06/15/01

                        -----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2001   2000   1999   1998   1997   1996   1995   1994    1993
                        ----------------------------------------------------------------
LIFETIME 2010 FUND
CLASS J/ (1)/
 S&P 500 Index          -11.88  -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Lehman Brothers          8.42  11.63  -0.82   8.69   9.65   3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar Domestic    -4.01   2.06   8.24  12.50  18.24  13.07  24.87  -2.56   12.07
 Hybrid Category

LIFETIME 2020 FUND
CLASS J/ (1)/
 S&P 500 Index          -11.88  -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Lehman Brothers          8.42  11.63  -0.82   8.69   9.65   3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar Domestic    -4.01   2.06   8.24  12.50  18.24  13.07  24.87  -2.56   12.07
 Hybrid Category

LIFETIME 2030 FUND
CLASS J/ (1)/
 S&P 500 Index          -11.88  -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Lehman Brothers          8.42  11.63  -0.82   8.69   9.65   3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar Domestic    -4.01   2.06   8.24  12.50  18.24  13.07  24.87  -2.56   12.07
 Hybrid Category

LIFETIME 2040 FUND
CLASS J/ (1)/
 S&P 500 Index          -11.88  -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Lehman Brothers          8.42  11.63  -0.82   8.69   9.65   3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar Domestic    -4.01   2.06   8.24  12.50  18.24  13.07  24.87  -2.56   12.07
 Hybrid Category

LIFETIME 2050 FUND
CLASS J/ (1)/
 S&P 500 Index          -11.88  -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Lehman Brothers          8.42  11.63  -0.82   8.69   9.65   3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar Large      -13.68  -6.97  19.72  21.95  27.43  20.37  31.99  -1.08   11.12
 Blend Category

LIFETIME STRATEGIC
INCOME FUND CLASS J/
(1)/
 S&P 500 Index          -11.88  -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Lehman Brothers          8.42  11.63  -0.82   8.69   9.65   3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar Domestic    -4.01   2.06   8.24  12.50  18.24  13.07  24.87  -2.56   12.07
 Hybrid Category

/(1)/ Class J Shares
inception 06/15/01

                        ----------------------------------------------------------------

IMPORTANT NOTES TO THE APPENDIX


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS LONG TERM GOV'T./CREDIT INDEX is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). These bonds also must have maturities of 1 to 3 years.



MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) SMALLCAP INDEX is a stock index designed to measure the investment returns small cap companies of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX
 is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.


MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY consists of diversified emerging-markets funds which invest in developing nations. Most funds divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe.


MORNINGSTAR DOMESTIC HYBRID CATEGORY consists of domestic-hybrid funds that divide their assets among stocks. These funds tend to focus on conservative stocks and bonds.


MORNINGSTAR FOREIGN STOCK CATEGORY consists of foreign-stock funds that can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.

MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY consists of intermediate-term government funds that devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY consists of intermediate-term bond funds that have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.


MORNINGSTAR LARGE BLEND CATEGORY consists of large-cap blend funds that focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.


MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.


MORNINGSTAR LARGE VALUE CATEGORY consists of large-cap value funds that focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY consists of long-term bond funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY consists of mid-cap blend funds that typically invest in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.


MORNINGSTAR MID-CAP GROWTH CATEGORY consists of mid-cap growth funds that typically focus directly on mid-size companies though some invest in stocks of all sizes. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.


MORNINGSTAR MID-CAP VALUE CATEGORY consists of mid-cap value funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR SHORT-TERM BOND CATEGORY consists of short-term bond funds that have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.


MORNINGSTAR SMALL BLEND CATEGORY consists of small-cap blend funds that favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.


MORNINGSTAR SMALL GROWTH CATEGORY consists of small-cap growth funds that focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.


MORNINGSTAR SMALL VALUE CATEGORY consists of small-cap value funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY consists of specialty real-estate funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


RUSSELL MIDCAP VALUE INDEX is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

ADDITIONAL INFORMATION


Additional information about the Fund's is available in the Statement of Additional Information dated March 1, 2003 and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual report to shareholders.The annual report contains a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.



Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation

Fund will be able to maintain a stable share price of $10.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


               Principal Investors Fund, Inc. SEC File 811-07572